USAA LIFE INSURANCE COMPANY
VARIABLE ANNUITY
--------------------------------------------------------------------------------
SEMIANNUAL REPORT

JUNE 30, 1997


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

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

TABLE OF CONTENTS

This report is for the information of USAA Life Variable Annuity contractowners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.


PRESIDENT'S MESSAGE...............................................................          3
USAA LIFE VARIABLE ANNUITY SEPARATE ACCOUNT.......................................  A-5--A-15
Overview of the Variable Annuity Fund Accounts....................................        A-7
Statement of Assets and Liabilities...............................................        A-8
Statements of Operations..........................................................        A-9
Statements of Changes in Net Assets...............................................       A-10
Notes to Financial Statements.....................................................       A-12

USAA LIFE INVESTMENT TRUST........................................................ B-17--B-67
USAA Life VA Money Market Fund-An Overview........................................       B-19
USAA Life VA Income Fund -An Overview.............................................       B-21
USAA Life VA Growth and Income Fund-An Overview...................................       B-23
USAA Life VA World Growth Fund -An Overview.......................................       B-25
USAA Life VA Diversified Assets Fund -An Overview.................................       B-28
USAA Life VA Aggressive Growth Fund - An Overview.................................       B-31
USAA Life VA International Fund - An Overview.....................................       B-34
USAA Life VA Money Market Fund Portfolio of Investments in Securities.............       B-36
USAA Life VA Income Fund Portfolio of Investments in Securities...................       B-38
USAA Life VA Growth and Income Fund Portfolio of Investments in Securities........       B-39
USAA Life VA World Growth Fund Portfolio of Investments in Securities.............       B-41
USAA Life VA Diversified Assets Fund Portfolio of Investments in Securities.......       B-46
USAA Life VA Aggressive Growth Fund Portfolio of Investments in Securities........       B-48
USAA Life VA International Fund Portfolio of Investment in Securities.............       B-52
Notes to Portfolios of Investments in Securities..................................       B-57
Statements of Assets and Liabilities..............................................       B-58
Statements of Operations..........................................................       B-59
Statements of Changes in Net Assets...............................................       B-60
Notes to Financial Statements.....................................................       B-62

SCUDDER VARIABLE LIFE INVESTMENT FUND(VLIF)
   CAPITAL GROWTH PORTFOLIO....................................................... C-69--C-87
Letter from the Fund's President..................................................       C-71
Capital Growth Portfolio Management Discussion....................................       C-72
Capital Growth Portfolio Summary..................................................       C-73
Investment Portfolio..............................................................       C-74
Financial Statements..............................................................       C-78
Financial Highlights..............................................................       C-81
Notes to Financial Statements.....................................................       C-83

THE ALGER AMERICAN FUND
   ALGER AMERICAN GROWTH PORTFOLIO................................................  D-89--100
Schedule of Investments...........................................................       D-92
Financial Highlights..............................................................       D-94
Statement of Assets and Liabilities...............................................       D-95
Statement of Operations...........................................................       D-96
Statement of Changes in Net Assets................................................       D-97
Notes to Financial Statements.....................................................       D-99

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

                 USAA LIFE VARIABLE ANNUITY SEMIANNUAL REPORT
                              PRESIDENT'S MESSAGE

                          FROM THE DESK OF ED ROSANE

                       [PHOTO OF ED ROSANE APPEARS HERE]

What many consider near perfect conditions--a firm economy, low inflation and relatively stable long-term interest rates--have prevailed over the last six months. As the second quarter came to a close on June 30, the Dow reached 7672.79, a year-to-date gain of 1224.52 points and an increase of 18.99% over 1996's year-end close.

Again, USAA Life's Variable Annuity fund accounts mirrored the market-- posting solid returns over the past six months. An overview of historical performance, as well as accumulation unit values, can be found on page A-7 of this Report. To receive accumulation unit value updates 24-hours-a-day, seven-days-a week, call our toll-free Quoteline at 1-800-531-8233 (498-6860 in San Antonio).

Also during the first half of 1997, USAA Life issued 1,295 contracts bringing the total number of contractowners to 4,968.

                                                        1997 SEMIANNUAL REPORT 3

                 USAA LIFE VARIABLE ANNUITY SEMIANNUAL REPORT

                              PRESIDENT'S MESSAGE

PUTTING THINGS IN PERSPECTIVE
-----------------------------

The '90s will undoubtedly be remembered for having one of the most relentless bull markets. Volatility, heavy trading late in the day, and constantly changing "record highs" are just a few of the trends which emerged. Statistics released by Washington used to be the catalyst for market swings, but now, more than ever before, market activity is also being driven by sentiment and perception. Many find it hard to remain focused in such an environment. Here are a few points you may want to consider:

 . The impact of what we have thought of as large point declines has become far less significant to the total value of today's market. With the Dow's rise over the last few years, these point declines represent a smaller percentage decline.

 . If your goals are long term, price decreases shouldn't impact the overall future value of your contract.

 . Diversification is the basis for a sound and balanced strategy. A correctly diversified portfolio can minimize risk, while at the same time provide greater potential for optimizing returns. By their very nature, variable annuity fund accounts are diversified. The fund accounts invest in an underlying fund whose portfolio holds a mix of stocks and/or bonds. To further diversify your portfolio, allocate money to a number of fund accounts with different levels of risk and include those with international investment programs as well as domestic ones.

 . USAA Life's Variable Annuity provides flexibility to change investment strategies, enabling you to move money among the fund accounts without creating a taxable event. And, there is no contract fee for moving money among any of our nine variable fund accounts.

 . Make saving a habit. If you haven't already done so, put investing on autopilot by establishing an Automatic Payment Plan (APP).

  APP authorizes USAA Life to withdraw a specified amount of money from your bank or credit union each month, automatically adding to the value of your Variable Annuity contract. To further simplify the process, we've enclosed an APP form and return envelope in case you're interested. If you already have APP in place and wish to increase contributions, simply call a USAA LIFE SERVICE REPRESENTATIVE AT 1-800-531-4265.

 . Instead of trying to "time" the market, consider Dollar Cost Averaging. It allows you to build a long-term financial plan by systematically allocating a fixed dollar amount or a specified percentage to your contract. Through the years, this strategy could produce a better return than any attempt to selectively time the market with occasional purchases. Even though it has proven to be an effective tactic, keep in mind that there is no guarantee Dollar Cost Averaging will result in a profit or protect against a loss. Systematic investing involves continuous investment in securities regardless of the fluctuating price levels of these securities. Always consider your ability to continue through periods of both low and high price levels.

 . If adding to your contract at your discretion, take advantage of dips in variable annuity unit prices when the market is down.

 . If altering your investment strategy, consider incremental changes. Try to avoid making radical changes to your portfolio.

 . If fund account performance is driving your investing decisions, consider both current and historical performance. A top performer today may not have the same historical track record and vice versa. Also keep in mind that past performance is no guarantee of future returns.

LOOKING FORWARD
---------------

The Variable Annuity you purchased from USAA Life is an innovative product which offers options, flexibility, and diversification at a fair price. We strive to evaluate and update our Variable Annuity contract as much as possible. For example, we recently added two fund accounts to our contract because we know how important it is to have choices when designing a financial portfolio.

So now, if you're intrigued by foreign markets explore our USAA Life VA International Fund Account. Or, if you prefer the challenges of high risks with opportunities for rapid growth, consider our USAA Life VA Aggressive Growth Fund Account. Both of these options are managed by our own USAA Investment Management Company (IMCO) portfolio managers and mirror similarly named public mutual funds offered by IMCO.

Investment objectives and strategies for these two fund accounts, as well as all of the others, are discussed later in this Report. I encourage you to review these commentaries as they provide insight which may be helpful in making investing decisions.

As always, simply call a USAA Life Account Representative to discuss this Report or your own personal financial situation.

1-800-531-4440  (456-9050 in San Antonio)

Sincerely,

/s/ EDWIN L. ROSANE
----------------------------
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company

4 SEMIANNUAL REPORT 1997

                                                                       USAA LIFE
                                                                VARIABLE ANNUITY
                                                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT
                                                                   June 30, 1997




                                                     [LOGO OF USAA APPEARS HERE]

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



                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
                                                            AN OVERVIEW

                     Variable Annuity Fund Accounts                                   June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Accumulation          AUV Average Annual     AUV Average Annual
                                             Inception              Unit Value            Total Return            Total Return
                  Objective                    Date                   (AUV)                 One Year            Since Inception
------------------------------------------------------------------------------------------------------------------------------------


USAA LIFE VA        Seeks the highest level
MONEY MARKET        of current income con-
FUND ACCOUNT        sistent with preserva-       2/6/95           $  1.10                       3.86%              4.10%
                    tion of capital and
                    maintenance of liquidity
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA        Seeks maximum current
INCOME FUND         income without undue         2/6/95           $ 12.07                       6.84%              8.01%
ACCOUNT             risk to principal
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA        Seeks capital growth
GROWTH AND          and current income           2/6/95           $ 17.94                      30.13%             27.12%
INCOME FUND
ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA        Seeks long-term
WORLD GROWTH        capital appreciation         2/6/95           $ 16.38                      20.84%             22.49%
FUND ACCOUNT/1/
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA        Seeks long-term capital
DIVERSIFIED ASSETS  growth, consistent with
FUND ACCOUNT        preservation of capital      2/6/95           $ 15.30                     18.76%             19.12%
                    and balanced by current
                    income
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA
AGGRESSIVE GROWTH   Appreciation of capital      5/1/97           $ 11.14                        NA              11.28%/2/
FUND ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA        Capital appreciation with
INTERNATIONAL       current income as a          5/1/97           $ 10.69                        NA               6.79%/2/
FUND ACCOUNT/1/     secondary objective
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF
CAPITAL GROWTH      Seeks to maximize long-
PORTFOLIO           term capital growth          2/6/95           $ 18.37                     34.83%             28.35%
FUND ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN
GROWTH PORTFOLIO    Seeks long-term
FUND ACCOUNT        capital appreciation         2/6/95           $ 16.96                     22.16%             24.25%
---------------------------------------------------------------------------------------------------------------------------------

/1/ Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Annuity prospectus.

/2/ Total returns for periods of less than one year are not annualized. These two-month returns are cumulative.

The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of all contract charges. The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee for future returns. An investment in the USAA Life VA Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1. The principal value contributed to the other fund accounts will fluctuate. When variable annuity accumulation units are redeemed, they may be worth more or less than their original cost.

                                                     1997 SEMIANNUAL REPORT A-7

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES


            VARIABLE ANNUITY FUND ACCOUNTS (IN THOUSANDS)                             June 30, 1997 (Unaudited)

                                                                                                     Investment at
                                               Fund Shares                     Cost                  Market Value
                                        ---------------------            --------------          ----------------------
ASSETS
  Investments at market value:
    USAA Life VA Money Market Fund              14,881                   $       14,881                 $        14,881
    USAA Life VA Income Fund                       468                            5,036                           5,050
    USAA Life VA Growth and Income Fund          2,618                           39,126                          45,822
    USAA Life VA World Growth Fund               1,098                           13,961                          15,958
    USAA Life VA Diversified Assets Fund         1,219                           15,914                          17,101
    USAA Life VA Aggressive Growth Fund             55                              568                             609
    USAA Life VA International Fund                 71                              748                             765
    Scudder VLIF Capital Growth Portfolio -
     Class A shares                                833                           13,339                          15,773
    Alger American Growth Portfoli                 726                           24,306                          28,702
                                                                         --------------                 ---------------
       Total investments                                                 $      127,879                         144,661

  Other assets:
    Receivable from USAA Life Insurance Company                                                                       1
                                                                                                        ---------------
       Total assets                                                                                             144,662

LIABILITIES
  Payable to USAA Life Insurance Company                                                                             24
                                                                                                        ---------------
       Net assets                                                                                       $       144,638
                                                                                                        ===============


                                               Fund Account Units          Unit Price               Annuity Reserves
                                             ---------------------       --------------          ----------------------
NET ASSETS
  Deferred annuity contracts in the
     accumulation period:
   USAA Life VA Money Market Fund Account            13,472              $    1.104529           $           14,880
   USAA Life VA Income Fund Account                     418                  12.068722                        5,050
   USAA Life VA Growth and Income Fund Account        2,552                  17.935310                       45,772
   USAA Life VA World Growth Fund Account               971                  16.381260                       15,910
   USAA Life VA Diversified Assets Fund Account       1,114                  15.301283                       17,053
   USAA Life VA Aggressive Growth Fund Account           55                  11.138991                          609
   USAA Life VA International Fund Account               72                  10.689807                          765
   Scudder VLIF Capital Growth Portfolio Fund
     Account                                            859                  18.366959                       15,770
   Alger American Growth Portfolio Fund Account       1,684                  16.959767                       28,564
                                                                                                 ------------------
    Net assets attributable to contractowners'
       deferred annuity reserves                                                                            144,373

  Annuity contracts in the annuity period:
   USAA Life VA Growth and Income Fund Account            3                  16.708253                           43
   USAA Life VA World Growth Fund Account                 3                  15.260525                           45
   USAA Life VA Diversified Assets Fund Account           3                  14.254417                           45
   Alger American Growth Portfolio Fund Account           8                  15.799442                          132
                                                                                                 ------------------
    Net assets attributable to contractowners' annuity payment reserves                                         265
                                                                                                 ------------------
        Net assets                                                                               $          144,638
                                                                                                 ==================

See accompanying "Notes to Financial Statements" on page A-12.

A-8 SEMIANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                           STATEMENTS OF OPERATIONS
VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)     Six-month period ended
                                                  June 30, 1997 (Unaudited)

                                        USAA Life                     USAA Life      USAA Life        USAA Life      USAA Life
                                        VA Money       USAA Life      VA Growth      VA World     VA Diversified   VA Aggressive
                                        Market        VA Income      and Income       Growth          Assets          Growth
                                      Fund Account   Fund Account   Fund Account    Fund Account   Fund Account     Fund Account
                                      ------------   ------------   ------------    ------------   ------------     -------------
NET INVESTMENT INCOME:
  Income dividends and
  capital gains distributions         $   364        $   15         $  240          $  169         $  394           $    --
                                      -------        ------         ------          ------         ------           -------
EXPENSES
  Mortality and expense risk
  charge                                   74            26            178              67             69                 1
  Administrative charge                     7             2             17               6              7                --
                                      -------        ------         ------          ------         ------           -------
     Total expenses                        81            28            195              73             76                 1
                                      -------        ------         ------          ------         ------           -------
     Net investment
     income (loss)                        283           (13)            45              96            318                (1)
                                      -------        ------         ------          ------         ------           -------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
  Net realized gain (loss)                 --           (30)           416             159            112                --
  Change in net unrealized
  appreciation/depreciation                --           160          5,013           1,600            994                41
                                      -------        ------         ------          ------         ------           -------
         Net realized and
         unrealized gain                   --           130          5,429           1,759          1,106                41
                                      -------        ------         ------          ------         ------           -------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $   283        $  117         $5,474          $1,855         $1,424           $    40
                                      =======        ======         ======          ======         ======           =======
                                                     Scudder VLIF     Alger
                                                       Capital       American
                                      USAA Life VA     Growth         Growth
                                      International   Portfolio      Portfolio
                                      Fund Account   Fund Account   Fund Account
                                      -------------  ------------   ------------
NET INVESTMENT INCOME:
  Income dividends and
  capital gains distributions         $     --       $    921       $    256
                                      --------       --------       --------
EXPENSES
  Mortality and expense risk
  charge                                     1             66            133
  Administrative charge                     --              6             13
                                      --------       --------       --------
     Total expenses                          1             72            146
                                      --------       --------       --------
     Net investment
     income (loss)                          (1)           849            110
                                      --------       --------       --------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
  Net realized gain (loss)                  --            114            682
  Change in net unrealized
  appreciation/depreciation                 17          1,659          3,041
                                     ---------       --------       --------
         Net realized and
         unrealized gain                    17          1,773          3,723
                                     ---------       --------       --------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $      16       $  2,622       $  3,833
                                     =========       ========       ========


See accompanying "Notes to Financial Statements" on page A-12.

                                                      1997 SEMIANNUAL REPORT A-9

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
VARIABLE ANNUITY FUND ACCOUNTS (IN THOUSANDS)  SIX-MONTH PERIOD ENDED
                                               JUNE 30, 1997 AND YEAR ENDED
                                               DECEMBER 31, 1996 (UNAUDITED)


                                        USAA Life VA                  USAA Life VA             USAA Life VA Growth
                                  Money Market Fund Account       Income Fund Account         and Income Fund Account
                                  -------------------------     -------------------------    -------------------------
                                    6/30/97       12/31/96        6/30/97       12/31/96       6/30/97       12/31/96
                                 --------------------------     -------------------------    -------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)   $       283      $     375     $        (13)   $     346   $      45        $     730
  Net realized gain (loss)
   on investment transactions             --             --              (30)         (77)        416              241
  Change in net unrealized
   appreciation/depreciation              --             --              160         (111)      5,013            1,670
                                 -----------      ---------     ------------    ---------   ---------        ---------
  Increase in net assets
   resulting from operations             283            375              117          158       5,474            2,641
                                 -----------      ---------     ------------    ---------   ---------        ---------
FROM CONTRACT TRANSACTIONS:
  Units sold                          32,747         62,988            1,677        7,926      18,652           20,119
  Units redeemed                     (29,393)       (57,822)          (1,817)      (4,062)     (1,728)          (1,917)
                                 -----------      ---------     ------------    ---------   ---------        ---------
  Increase (decrease) in net
   assets from contract
   transactions                        3,354          5,166             (140)       3,864      16,924           18,202
                                 -----------      ---------     ------------    ---------   ---------        ---------
  Net increase (decrease)
   in net assets                       3,637          5,541              (23)       4,022      22,398           20,843
NET ASSETS:
  Beginning of period                 11,243          5,702            5,073        1,051      23,417            2,574
                                 -----------      ---------     ------------     --------    --------        ---------
  End of period                  $    14,880      $  11,243     $      5,050     $  5,073    $ 45,815        $  23,417
                                 ===========      =========     ============     ========    ========        =========
CHANGE IN UNITS OUTSTANDING:
  Units sold                          30,690          60,478             155          729       1,152            1,457
  Units redeemed                     (27,601)        (55,573)           (167)        (388)       (115)            (144)
                                 -----------      ----------    ------------     --------    --------        ---------
  Increase (decrease)
   in units outstanding                3,089           4,905             (12)         341       1,037            1,313
                                 ===========      ==========    ============     ========    ========        =========

                                                         USAA Life VA
                                                   World Growth Fund Account
                                                   -------------------------
                                                     6/30/97       12/31/96
                                                   -------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)                    $        96     $      428
  Net realized gain (loss)
   on investment transactions                             159            106
  Change in net unrealized
   appreciation/depreciation                            1,600            437
                                                  -----------     ----------
  Increase in net assets
   resulting from operations                            1,855            971
                                                  -----------     ----------
FROM CONTRACT TRANSACTIONS:
  Units sold                                            5,084          7,927
  Units redeemed                                         (932)          (874)
                                                  -----------     ----------
  Increase (decrease) in net
   assets from contract
   transactions                                         4,152          7,053
                                                  -----------     ----------
  Net increase (decrease)
   in net assets                                        6,007          8,024
NET ASSETS:
  Beginning of period                                   9,948          1,924
                                                  -----------     ----------
  End of period                                   $    15,955     $    9,948
                                                  ===========     ==========
CHANGE IN UNITS OUTSTANDING:
  Units sold                                              344            605
  Units redeemed                                          (65)           (71)
                                                  -----------     ----------
  Increase (decrease)
   in units outstanding                                   279            534
                                                  ===========     ==========


*Fund accounts commenced operations on May 1, 1997.
See accompanying "Notes to Financial Statements" on page A-12.

A-10 SEMIANNUAL REPORT 1997

               SEPARTATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
VARIABLE ANNUITY FUND ACCOUNTS (IN THOUSANDS)    SIX-MONTH PERIOD ENDED
                                                 JUNE 30, 1997 AND YEAR ENDED
                                                 DECEMBER 31, 1996 (UNAUDITED)


      USAA Life VA         USAA Life VA       USAA Life VA
   Diversified Assets    Aggressive Growth    International    Scudder VLIF Capital Growth     Alger American Growth
     Fund Account         Fund Account        Fund Account       Portfolio Fund Account        Portfolio Fund Account
 --------------------     ------------        ------------      --------------------------     ----------------------
   6/30/97  12/31/96        6/30/97*            6/30/97*          6/30/97      12/31/96          6/30/97    12/31/96
 --------------------     ------------        ------------      --------------------------     ----------------------
$    318     $    444      $       (1)        $       (1)      $      849      $      174      $     110     $    280

     112           65               -                  -              114              41            682          382

     994          192              41                 17            1,659             743          3,041        1,269
--------     --------      ----------         ----------       ----------      ----------      ---------     --------

   1,424          701              40                 16            2,622             958          3,833        1,931
--------     --------      ----------         ----------       ----------      ----------      ---------     --------

   7,042        8,616             572                758            4,644           8,781          4,995       19,923
  (1,043)        (689)             (3)                (9)          (1,762)           (638)        (4,300)      (5,931)
--------     --------      ----------         ----------       ----------      ----------      ---------     --------

   5,999        7,927             569                749            2,882           8,143            695       13,992
--------     --------      ----------         ----------       ----------      ----------      ---------     --------

   7,423        8,628             609                765            5,504           9,101          4,528       15,923

   9,675        1,047               -                  -           10,266           1,165         24,168        8,245
--------     --------      ----------         ----------       ----------      ----------      ---------     --------
$ 17,098     $  9,675      $      609         $      765       $   15,770      $   10,266      $  28,696     $ 24,168
========     ========      ==========         ==========       ==========      ==========      =========     ========

     497          668              55                 73              283             647            337        1,462
     (79)         (55)              -                 (1)            (113)            (51)          (293)        (444)
--------     --------      ----------         ----------       ----------      ----------      ---------     --------

     418          613              55                 72              170             596             44        1,018
========     ========      ==========         ==========       ==========      ==========      =========     ========


                                                     1997 SEMIANNUAL REPORT A-11

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                                       June 30, 1997 (Unaudited)

1)   ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of United Services Automobile Association (USAA).

The Separate Account is divided into nine variable annuity fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-7 in this report.

The fund accounts available within the Separate Account include: the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, USAA Life VA Diversified Assets Fund Account, USAA Life VA Aggressive Growth Fund Account, and USAA Life VA International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); and the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statement of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

UNIT VALUE

For financial reporting purposes, amounts have been rounded to the nearest thousand dollars, except for per unit amounts, which may result in minor rounding differences. Per unit amounts are calculated based on precise amounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3)   RELATED PARTY TRANSACTIONS

During the six-month period ended June 30, 1997, advisory fees of $208,002 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life VA Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life VA International Fund, which accrues at an annualized rate of 0.65%. USAA Life, out of its general account, has agreed to reimburse USAA IMCO for the expenses it incurs in rendering services to the Trust, but only to the extent these expenses exceed the amount of the preceding advisory fees.

4)   EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 1.05% of the daily net asset value of each variable annuity fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charge. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable annuity fund account. USAA Life assesses each variable annuity fund account a daily charge at an annualized rate of 0.10% of the average daily net assets of each variable annuity fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase. For the six-month period ended June 30, 1997, contract maintenance charges totaled $56,282.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

A-12 SEMIANNUAL REPORT 1997

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                        NOTES TO FINANCIAL STATEMENTS

                 (CONTINUED)           JUNE 30, 1997 (UNAUDITED)

5)   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:

                                USAA Life VA Money Market Fund Account               USAA Life VA Income Fund Account

                              Six-Month      Year Ended     Period Ended         Six-Month       Year Ended    Period Ended
                             Period Ended    December 31,   December 31,        Period Ended    December 31,   December 31,
                             June 30, 1997      1996           1995 (a)         June 30, 1997      1996          1995 (a)
                             -------------------------------------------       ---------------------------------------------
At end of period:
  Accumulation units (000)        13,472          10,383            5,478               418              430              89
  Accumulation unit value    $  1.104529     $  1.082816     $   1.040729      $  12.068722      $ 11.785992     $ 11.848795
  Annuity units (000)                  -               -                -                 -                -               -
  Annuity unit value                   -               -                -                 -                -               -
  Net assets (000)           $    14,880     $    11,243     $      5,702      $      5,050      $     5,073     $     1,051
Ratio of expenses to average
  net assets                      1.50%(c)(d)     1.50%(c)          1.50%(c)(d)       1.50%(c)(d)      1.50%(c)         1.50%(c)(d)


                              USAA Life VA Growth and Income Fund Account           USAA Life VA World Growth Fund Account

                               Six-Month      Year Ended     Period Ended         Six-Month       Year Ended    Period Ended
                              Period Ended    December 31,   December 31,        Period Ended    December 31,   December 31,
                              June 30, 1997      1996           1995 (a)         June 30, 1997      1996          1995 (a)
                              -------------------------------------------       ---------------------------------------------
At end of period:
  Accumulation units (000)          2,552           1,515              205               971              692             161
  Accumulation unit value     $ 17.935310     $ 15.432048     $  12.579981      $  16.381260      $ 14,314911     $ 11.947438
  Annuity units (000)                   3               3                -                 3                3               -
  Annuity unit value          $ 16.708253     $ 14.588560     $          -      $  15.260525      $ 13.532488     $         -
  Net assets (000)            $    45,815     $    23,417     $      2,574      $     15,955      $     9,948     $     1,924
Ratio of expenses to average
  net assets                       1.50%(c)(d)     1.50%(c)          1.50%(c)(d)      1.80%(c)(d)       1.80%(c)         1.80%(c)(d)


(a)  Variable annuity fund accounts commenced operations on February 6, 1995 with an initial accumulation unit value of $10.00 per unit.
(b)  Variable annuity fund accounts commenced operations on May 1, 1997 with an initial accumulation unit value of $10.00 per unit.

(c)  The information contained in this table is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life. Absent such reimbursements, the variable annuity fund accounts' ratios would have been:


                                                                 Six-Month        Year Ended       Year Ended
                                                                Period Ended      December 31,     December 31,
                                                               June 30, 1997(d)      1996            1995(d)
                                                               ------------------------------------------------
 USAA Life VA Money Market Fund Account                            2.05%              2.39%           3.44%
 USAA Life VA Income Fund Account                                  1.79%              1.80%           1.80%
 USAA Life VA Growth and Income Fund Account                       1.55%              1.68%           1.81%
 USAA Life VA World Growth Fund Account                            1.81%              1.97%           2.02%
 USAA Life VA Diversified Assets Fund Account                      1.67%              1.76%           1.79%
 USAA Life VA Aggressive Growth Fund Account                       2.16%                 -               -
 USAA Life VA International Fund Account                           2.81%                 -               -

(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

A-14 SEMIANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                        NOTES TO FINANCIAL STATEMENTS

                 (CONTINUED)           JUNE 30, 1997 (UNAUDITED)

                                                         USAA Life VA Aggressive     USAA Life VA International
 USAA Life VA Diversified Assets Fund Account              Growth Fund Account               Fund Account

 Six-Month        Year Ended     Period Ended                 Period Ended                  Period Ended
Period Ended      December 31,   December 31,                   June 30,                      June 30,
June 30, 1997        1996          1995(a)                      1997(b)                        1997(b)
---------------------------------------------              -------------------            -----------------
       1,114               696             86                          55                              72
$  15.301283      $  13,844197   $  12.243941                $  11.138991                    $  10.689807
           3                 3              -                           -                               -
$  14.254417      $  13.087484              -                           -                               -
$     17,098             9,675   $      1,047                $        609                             765
       1.50%(c)(d)        1.50%(c)       1.50%(c)(d)                 1.85%(c)(d)                    2.25%(c)(d)


Scudder VLIF Capital Growth Portfolio Fund Account                    Alger American Growth Portfolio Fund Account

 Six-Month        Year Ended     Period Ended                  Six-Month             Year Ended            Period Ended
Period Ended      December 31,   December 31,                Period Ended            December 31,          December 31,
June 30, 1997        1996          1995(a)                   June 30, 1997              1996                  1995(a)
---------------------------------------------              -------------------    ------------------    -----------------
         859               689             93                       1,684                   1,639                   630
$  18.366959      $  14.894774   $  12.543192                $  16.959767              $14.672583          $  13.095503
           -                 -              -                           8                       9                     -
           -                 -              -                $  15.799442              $13.870587                     -
$     15,770            10,266   $      1,165                $     28,696              $   24,168                 8,245
        1.68%(d)          1.68%          1.72%(d)                    1.94%(d)                1.94%                 2.00%(d)


                                                     1997 SEMIANNUAL REPORT A-15

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                       USAA LIFE
                                                                INVESTMENT TRUST
--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 1997



                                                        [USAA LOGO APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

                 AN OVERVIEW                    JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]



DATA REPRESENT THE LAST TUESDAY OF EACH MONTH.

The graph above tracks the USAA Life VA Money Market Fund's 7-day yield compared to a benchmark -- IBC/Donoghue's Money Fund Averages(TM)/First Tier, an average of all major money market fund 7-day yields.

Information for the benchmark is based on a full calendar year in 1995, whereas the VA Money Market Fund yields are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager Pam Bledsoe

CURRENT MARKET CONDITIONS

At the March 25, 1997 policy meeting, the Federal Open Market Committee (FOMC) raised short-term interest rates 25 basis points to 5.50%. This widely anticipated action was made in response to a persistently strong economy that was viewed as "increasing the risk of inflation". Immediately after the March meeting, the marketplace was convinced that the FOMC would increase rates again in May. But when softer economic numbers were released in the following weeks, attention quickly shifted to the July meeting. As economic statistics continue to show a contradictory blend of slowing versus robust factors, the financial marketplace is focusing on the possibility that additional rate increases will be announced at future FOMC meetings.

STRATEGY

Our strategy is governed by the Variable Annuity contract's free-look period. This necessitates that we manage the VA Money Market Fund with relatively short maturities, usually 7 to 16 days. The portfolio contains three types of holdings: Variable Rate Demand Notes, U.S. Government Agency Discount Notes, and Commercial Paper. The mix among these types of holdings varies depending on their availability and the cash needs of the Fund.

An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a stable net asset value of $1.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of high-quality U.S.
dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.

                                             As of June 30, 1997

SIMPLE 7-DAY YIELD:                                  5.24%

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

December 31, 1996
to June 30, 1997:                                    2.58%*

One Year:                                            5.26%

Since Inception
January 5, 1995:                                     5.41%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                     1997 SEMIANNUAL REPORT B-19

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

                 AN OVERVIEW (CONTINUED)        JUNE 30, 1997


PERFORMANCE

According to Lipper Analytical Services /1/, USAA Life's VA Money Market Fund ranked 17 out of 101 variable annuity money market funds for average annual NAV total return for the 12 months ended June 30, 1997. The average yield for the Fund was 5.15% compared to an average of 4.80% for all variable annuity money market funds.

/1/ Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.


                           PORTFOLIO MIX
                           AS A PERCENTAGE OF NET ASSETS
                           as of June 30, 1997
                           -----------------------------

         U.S. Agency                Variable Rate
        Discount Notes              Demand Notes            Commercial Paper
            39.1%                       29.4%                     30.6%



                             [CHART APPEARS HERE]

B-20 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

                    AN OVERVIEW              JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]


DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.


The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Income Fund to two industry indexes which most closely resemble the holdings of this Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper A Rated Bond Fund Index is an unmanaged index made up of funds investing in corporate debt issues rated A or better or government issues. The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995, whereas the VA Income Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager J.W. Saunders, Jr.

MARKET CONDITIONS

Rising interest rates and bond market volatility continue to frustrate bond investors. The fluctuating path of long-term interest rates in this six-month reporting period can be seen in the chart below which shows daily yields for the 30-year U.S. Treasury bond. The low point was reached in mid-February, the high point came two months later, and the subsequent decline to June 30, 1997 put interest rates somewhat higher than their beginning level. The resulting up and down bond value changes are not easily ignored;

30-YEAR U.S. TREASURY BOND YIELD


[CHART APPEARS HERE]


INVESTMENT PROGRAM.

This Fund invests in a diversified portfolio of U.S. dollar-denominated debt and income-producing equity securities selected for their high yields relative to the risk involved.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                               As of June 30, 1997

December 31, 1996
to June 30, 1997:                                    2.98%*

One Year:                                            8.27%

Since Inception
January 5, 1995:                                    10.48%


* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                     1997 SEMIANNUAL REPORT B-21

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

                    AN OVERVIEW (CONTINUED)  JUNE 30, 1997

however, the income continues and is reinvested at the varying bond prices. This produces the compounding of returns leading to capital accumulation which is the benefit that accrues to bond investors. This compounding is enhanced in a tax-deferred environment.

PORTFOLIO

We made adjustments which should reduce some of the portfolio's volatility without reducing income. Reductions have been made in U.S. Treasury bonds and mortgage pass-through securities in favor of some intermediate maturity corporate bonds. Common stocks have also been reduced and preferred stocks increased. Currently, the VA Income Fund's investment mix as percentages of net assets is 16.0% in U.S. Treasury bonds, 54.1% in agency mortgage pass-through securities, 11.4% in corporate bonds, 9.1% in preferred stocks, and 8.3% in high yield common stocks.

OUTLOOK

Continued strength in the economy plus the Federal Reserve's tightening action in March have caused the ongoing volatility in the bond market. Although further tightening by the Federal Reserve is unlikely in the short run, convincing evidence that the economy is slowing will be required before we can expect a further decline in interest rates. Meanwhile, we continue to concentrate on producing a high level of income for the fund.


TOP 10 SECURITIES
as of June 30, 1997
--------------------------------------------------------------------------------

                                        Coupon          % of
                                         Rate        Net Assets

      1)  U.S. Treasury Bond            7.875%          16.0%
      2)  GNMA                          7.50            12.3
      3)  FNMA                          7.00             9.2
      4)  FNMA                          7.50             8.1
      5)  GNMA                          7.00             8.0
      6)  GNMA                          8.00             4.9
      7)  GNMA                          8.50             4.8
      8)  FNMA                          8.50             3.5
      9)  FNMA                          8.00             3.2
      10) First Union Corp.             7.50             2.1

B-22 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

               AN OVERVIEW                         JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]



DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Growth and Income Fund to the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The calculations for the S&P 500 Index are based on a full calendar year in 1995, whereas the calculations for the VA Growth and Income Fund are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager R. David Ullom

On a recent research trip to New Orleans, I was reminded of the popular expression, "Laissez les bon temps roulez" (let the good times roll). It seems that this expression aptly describes the recent activity in the U.S. equity market. The "good times", or strong rise in the equity markets, continue despite warnings from a host of market experts, including the Chairman of the Federal Reserve Board.

As much as we would like the equity markets and the VA Growth and Income Fund to continue their strong appreciation, the good times will not continue forever. At some point, the current pace of economic expansion and market appreciation will taper off. However, as we have remarked in previous reports, our strategy for managing the Fund is not predicated on a particular economic or market outlook.

The Fund's performance was positively impacted by investments in manufacturing - diversified industries (Hillenbrand Industries), heavy duty trucks & parts (Aeroquip-Vickers); machinery - diversified (Deere & Co. and BW/IP, Inc.); insurance (American International Group, Allstate Corp., and Everest Reinsurance); finance related (Morgan Stanley, Dean Witter and Associates First Capital); electronics - semiconductors (Applied Materials and Silicon Valley Group); and leisure time (Brunswick). Note that this list of companies whose stocks did well is quite diversified and is representative of our investment approach of purchasing stocks based on value.

INVESTMENT PROGRAM:

Not less than 65% of its assets are invested in a diversified portfolio of dividend-paying common stocks and convertible securities of companies that offer the prospect for growth of earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                            As of June 30, 1997

December 31, 1996
to June 30, 1997:                                 16.88%*

One Year:                                         31.80%

Since Inception
January 5, 1995:                                  29.15%


* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                     1997 SEMIANNUAL REPORT B-23

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

               AN OVERVIEW (CONTINUED)             JUNE 30, 1997


Investments that had a negative impact on performance were primarily in commodity-oriented industries, such as chemicals (Dow and Union Carbide); oils (Occidental Petroleum, Unocal, Gulf Canada Resources, and Apache); and metals (Inco and Titanium Metals). Also having a negative impact on the Fund's performance were retailing (Sears, J.C. Penney, and May Department Stores); telephones (GTE and AT&T); and real estate investment trusts (Developers Diversified and Storage USA). Our view toward the former commodity-oriented investments is that they continue to represent good values, particularly as the current strength of the economy could eventually result in higher commodity prices.

OUR STANDARDS

Given our previous comments regarding the overall stock market's strength, it seems appropriate to present some guidelines we follow in managing the Fund. We maintain these guidelines as qualitative parameters in selecting stocks and managing the portfolio in general.

STICK TO THE STRATEGY: One must have an investment strategy and adhere to it in order to provide solid returns over the long term. We follow a value strategy concurrent with the Fund's investment objective of capital growth and current income. We will continue to do so.

BE PATIENT AND FOCUS ON THE LONG TERM: We focus on long-term returns; therefore, the portfolio has relatively low turnover.

TRADE ONLY WHEN THERE IS A COMPELLING REASON: All trades have two cost components -- commissions and execution costs. Although commissions are quite low for the Fund, execution costs can be significant.

DON'T ACT ON EMOTION: Experience shows that emotional decisions are seldom correct.

DON'T RELY ON MARKET TIMING: Experience has also shown that market timing does not work over the long term. Historically, market timers are not successful in every market cycle.

DON'T BASE DECISIONS ON ECONOMIC FORECASTS: As with market timing, history shows that relying on economic forecasts can produce subpar returns. Economic forecasts are unreliable and can lead to poor investment decisions.

TOP 10 HOLDINGS
as of June 30, 1997
-----------------------------------------------
                                % of Net Assets

B.F. Goodrich Co.                    2.3%

Boeing Co.                           2.3

Lucent Technologies, Inc.            2.3

Avery Dennison Corp.                 1.9

BankAmerica Corp.                    1.7

Bausch & Lomb, Inc.                  1.7

Everest Reinsurance Holdings, Inc.   1.7

Lear Corp.                           1.7

Morgan Stanley, Dean Witter,
Discover & Co.                       1.6

Xerox Corp.                          1.6


TOP 10 INDUSTRIES
as of June 30, 1997
-----------------------------------------------
                                % of Net Assets

Telecommunications Related           8.5%

Oil Related                          7.8

Healthcare Related                   5.3

Insurance-Property/Casualty          5.2

Aerospace/Defense                    4.6

Electronics--Semi-Conductors         4.3

Bank Related                         4.2

Publishing                           4.2

Retail Related                       4.2

Paper & Forest Products              3.7

B-24 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

                 AN OVERVIEW                    JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]


DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA World Growth Fund to its benchmark, the Morgan Stanley Capital Index World, an unmanaged index which reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

Calculations for the Morgan Stanley Index are based on a full calendar year in 1995, whereas the VA World Growth Fund calculations are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION

by Portfolio Managers David Peebles, Albert C. Sebastian, and
W. Travis Selmier, II (Foreign Stocks) and R. David Ullom (Domestic Stocks)

MARKET CONDITIONS

While past performance is no guarantee of future results, the VA World Growth Fund return of 22.42% has outperformed the Lipper Global Fund Index/1/ return of 20.55% for the 12-month-period ended June 30, 1997. The performance in most emerging markets, Europe, and the United States has been favorable while the Japanese equity market has continued to underperform.

INTERNATIONAL

Europe - Over the past six months, European markets provided favorable returns which reflect accelerated earnings growth and further corporate restructuring. We increased our exposure to stocks which benefit from stronger economic growth as well as increased export opportunities due to a stronger U.S. dollar. Our holdings in Spain, Portugal, the Netherlands, and Switzerland made significant contributions to our European performance.


/1/ Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

     Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

INVESTMENT PROGRAM:

Not less than 65% of the Fund's assets are invested in a diversified portfolio of common stocks and other equity securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year which are issued or guaranteed as to both principal and interest by the U.S. government or by its agencies.


NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                             As of June 30, 1997

December 31, 1996
to June 30, 1997:                                   15.09%*

One Year:                                           22.42%

Since Inception
January 5, 1995:                                    22.42%


* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                     1997 SEMIANNUAL REPORT B-25

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

                 AN OVERVIEW (CONTINUED)        JUNE 30, 1997


Japan - Since our last report, some political stability has returned and economic growth has picked up. However, continued problems in the banking system, rising interest rates, and higher equity valuation levels vis-a-vis other developed markets lead us to maintain an underweighted position. We continue to hold large capitalization stocks with an emphasis on export-related companies.

Emerging Markets - Emerging markets have shown some rebound since the beginning of the year, with Latin American and East European markets showing stronger performance than Asian markets. Economic recovery in Argentina and Mexico and economic structural reform in Brazil continue to support those markets. While concerns about the Asian growth story have caused worries, we continue to believe that Asian growth prospects are still bright. Hong Kong, China, Taiwan, and Indonesia have remained strong performers, while Thailand, the Philippines, and Korea have suffered because of concerns over currency weaknesses.

UNITED STATES

Over the past six months, the domestic stock weighting in the Fund increased only slightly from 23.7% as of December 31, 1996 to 24.1% as of June 30, 1997. This increase does not reflect a change in our outlook toward U.S. equities.

During this reporting period, we slightly reduced our holdings in healthcare, tobacco, and specialty retailing and eliminated our holdings in paper & forest products. In turn, weightings were increased in electronics - semiconductors, communication - equipment manufacturers, and bank holding companies. Given our increased exposure to technology-related industries, we continue to believe that the future will produce strong earnings growth for these companies.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of June 30, 1997
--------------------------------------------------------------------------------

Other*                    44.0%
USA                       24.1%
Japan                     10.0%
United Kingdom             7.1%*
Canada                     4.4%
Switzerland                4.1%
France                     4.0%
Netherlands                3.6%

* Countries with less than 3% of the portfolio's assets and U.S. Government & Agency Issue.

B-26 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

                 AN OVERVIEW (CONTINUED)        JUNE 30, 1997


OUTLOOK

For the balance of 1997, we expect continuing economic improvement with accelerating earnings growth in Europe. In the United States, we see slower economic and earnings growth. Japan is still a market with selective opportunities. The continuation of low inflation and good economic growth provides a favorable backdrop for most emerging markets. The portfolio continues to be overweighted in emerging markets, Europe and other developed markets at the expense of Japan and the United States.

TOP 10 EQUITY HOLDINGS
as of June 30, 1997
------------------------------------------------
                                 % of Net Assets

Sulzer AG P.C. (Switzerland)         1.3%

Novartis AG (Switzerland)            1.2

Akzo Nobel N.V. (Netherlands)        1.1

Elf Aquitaine ADS (France)           1.1

Nokia Corp. ADS (Finland)            1.0

Autoliv AB SDR (Sweden)              0.9

Lucent Technologies (U.S.)           0.9

Shiseido (Japan)                     0.9

Telefonica de Espana, S.A. ADR
(Spain)                              0.9

Terumo (Japan)                       0.9


TOP 10 INDUSTRIES OF EQUITY HOLDINGS
as of June 30, 1997
------------------------------------------------
                                 % of Net Assets

Oil Related                          8.6%

Healthcare Related                   8.1

Telecommunications Related           7.4

Bank Related                         6.9

Retail Related                       5.1

Electronics Related                  4.5

Auto Parts                           3.6

Computer Software & Service          3.3

Manufacturing - Diversified Ind.     2.6

Specialized Services                 2.4

                                                     1997 SEMIANNUAL REPORT B-27

                           USAA LIFE INVESTMENT FUND

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

              AN OVERVIEW                          JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]


DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.


The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Diversified Assets Fund to two industry indexes and an independent rating agency's average which most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund Average is the average performance level of all variable annuity balanced funds as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds and mutual funds.

The calculations for all indexes and averages are based on a full calendar year in 1995, whereas the VA Diversified Assets Fund calculations are based on a starting date of January 5, 1995 - the inception date of this Fund. This comparison is for illustrative purposes only.


GENERAL DISCUSSION
by Portfolio Managers Harry Miller (Common Stock) and
Paul Lundmark (Debt Securities)

THE MARKET

Common Stocks -- The Standard & Poor's 500 Index registered a gain of more than 20% for the first six months of 1997, despite the fact that the Federal Reserve raised interest rates. Interest rates are still relatively low, inflation appears to be in check, and overall corporate earnings have been favorable - all factors that led to dynamic stock market performance in the first half of 1997.

Debt Securities -- Over the past six months, interest rates have been quite volatile. Many credit this movement to investors changing their opinions about the economy. In February, March, and April, interest rates rose sharply as strong economic numbers caused investors to fear higher rates of inflation. However, since the end of April, interest rates have come down as the economy showed signs of slowing, lessening the perceived need for the Federal Reserve to raise overnight rates.


INVESTMENT PROGRAM:

Approximately 60% of the Fund's assets are invested in equity securities selected for total return potential and approximately 40% are invested in debt securities of varying maturities. On June 30, 1997, the portfolio mix was 63.2% common stocks and 36.1% fixed-income securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                   As of June 30, 1997
December 31, 1996
to June 30, 1997:                       11.16%*
One Year:                               20.32%

Since Inception
January 5, 1995:                        20.63%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.



The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

B-28 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

   AN OVERVIEW (CONTINUED)                                  JUNE 30, 1997

PORTFOLIO STRATEGIES

Common Stocks -- This portfolio holds blue chip common stocks which are considered to be undervalued with regard to assets and/or earnings. The portfolio is well diversified in 22 industries and 37 companies. The industries with the highest percentage of assets are healthcare (diversified, drugs, and medical products); oil (domestic and international); bank holding companies (regional and money center); and telephones. The best performing industries for the period were healthcare - diversified; medical products; machinery - diversified; insurance - property/casualty; telecommunications (long distance); and office equipment. The worst performing industries were oils - domestic, aerospace/defense, and electrical equipment.

The following common stocks were up more than 30% during the period: Xerox, Bristol-Myers Squibb, American Home Products, Bausch & Lomb, Caterpillar, Deere, and Sprint. Company stocks with negative returns included Pharmacia & Upjohn, Unocal, GTE, and Rockwell International.

In the last six months, we added Chase Manhattan, Bausch & Lomb, SouthTrust, RJR Nabisco, Ford, and Kimberly-Clark. We sold Nordstrom, J.C. Penney, Dow Chemical, and American Brands.

Debt Securities -- As of the end of the reporting period, the bond segment had a weighted average maturity of 7.1 years and a modified duration of five years. This represented very little change from the last reporting period.
We have kept these parameters steady because we are not relying on an interest rate forecast. No one has been successful in predicting the course of interest rates over time. Instead, we believe that our focus should be on securities that have the potential to provide attractive levels of income and total return. This philosophy has led us to invest primarily in mortgage pass-throughs and BBB rated intermediate corporates, which has resulted in lowering the Fund's volatility while providing higher income.

TOP 10 EQUITY HOLDINGS
as of June 30, 1997
--------------------------------------------------------------
                                               % of Net Assets

Bristol-Myers Squibb Co.                              3.0%

Xerox Corp.                                           3.0

American Home Products Corp.                          2.9

Allstate Corp.                                        2.7

SBC Communications                                    2.5

Bausch & Lomb, Inc.                                   2.4

NYNEX Corp.                                           2.3

Boeing Co.                                            2.2

Monsanto Co.                                          2.2

SouthTrust                                            2.1

TOP 5 DEBT HOLDINGS
as of June 30, 1997
--------------------------------------------------------------
                            Coupon                     % of
                            Rate                    Net Assets
HUBCO, Inc.                 8.20%                     2.6%
Nationwide
Health Properties,
Inc., MTN                   8.61                      2.6

Tele-Communications,
Inc.                        8.25                      2.6

Capital One Bank,
 MTN                        7.35                      2.5

Tektronix, Inc.             7.50                      2.5

                                                     1997 SEMIANNUAL REPORT B-29

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

   AN OVERVIEW (CONTINUED)                                   JUNE 30, 1997

While past performance is no guarnantee for future results, the total return for the bond portfolio was 4.17% for the last six months versus 3.09% for the Lehman Aggregate Bond Index/1/. Contributing to the Fund's strong performance was the larger percentage of corporates and mortgages versus treasuries in the portfolio compared to the Index. In addition, positive developments at Kmart, Washington Real Estate Investment Trust, and Great Atlantic & Pacific Tea resulted in additional price appreciation for the overall portfolio.

OUTLOOK

Common Stocks -- For the next six months, it appears interest rates and inflation will remain relatively stable and corporate earnings growth will be good. Stock market increases are expected to continue -- but returns are not anticipated to be as good as the first six months. A rise in interest rates would cause a correction in the stock market. We will remain overweighted in healthcare, banks, and telephones.


Debt Securities -- There is still a great deal of uncertainty whether the economy will pick up or slow down during the remainder of the year. Given this uncertainty, we will continue our focus of trying to find securities that will provide attractive yields for the long-term investor.

TOP 10 PORTFOLIO INDUSTRIES
as of June 30, 1997
----------------------------------------------
                               % of Net Assets

Bank Related                        11.6%

Healthcare Related                   9.9

Telephones                           9.3

Retail Related                       7.8

Real Estate Investment Trusts        7.6

Oil Related                          7.2

Paper & Forest Products              4.1

Automobiles                          3.6

Aerospace/Defense                    3.5

Machinery - Diversified              3.4




/1/ The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

B-30 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

        AN OVERVIEW                                   JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]


DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Aggressive Growth Fund to the broad-based Russell 2000 (R) Index, a widely recognized small-cap index which most closely resembles the holdings of this Fund. The Russell 2000 (R) Index is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 (R) Index. The calculations for the Russel 2000 (R) are based on a starting date of May 1, 1997, whereas the calculations for the VA Aggressive Growth Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers John K. Cabell and
Eric M. Efron

The Market

On May 5, 1997, we began purchasing stocks for the USAA Life VA Aggressive Growth Fund. Since that date, investors have enjoyed robust returns from both small and large capitalization stocks. While past performance is no guarantee of future returns, during this less than two month period, the Russell 2000 (R) Index for small capitalization stocks appreciated 9.36%, while the S&P 500 Index* grew 6.61%. The VA Aggressive Growth Fund returned 11.60% over the same period. We attribute the Fund's performance to a rebound in small capitalization stocks that occurred in the second quarter and a more robust Initial Public Offering (IPO) market.

Portfolio Strategy

Since this is a new Fund, we think it is appropriate to devote this commentary to a discussion of our investment objective, strategy, underlying philosophy, and the characteristics we expect the Fund to manifest.

Our investment objective is long-term capital appreciation pure and simple -- nothing more, nothing less. Our strategy is to invest in companies that are experiencing, or are expected to experience, rapid growth in sales and earnings over a prolonged period. We believe profits are the ultimate determinant of value. The more a company earns, the more it is worth. The more rapidly a company's



* The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks.

INVESTMENT PROGRAM:

Invests in Equity Securities. The Fund will invest in companies that have the prospect of rapidly growing earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                                  AS OF JUNE 30, 1997
December 31, 1996
to June 30, 1997:                                  NA

One Year:                                          NA

Since Inception
May 1, 1997:                                   11.60%*

* Total returns for periods of less than one year are not annualized. This two-month return is cumulative.


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                     1997 SEMIANNUAL REPORT B-31

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

       AN OVERVIEW (CONTINUED)                          JUNE 30, 1997



earnings grow, the more rapidly the company's value will appreciate, and thus be reflected in stock price appreciation.

We are growth, not value, investors. Our main concern is not whether a stock is cheap relative to underlying assets but rather whether we believe a company in which we invest is going to grow and become more profitable in the future. Consequently, we are willing to pay premium valuations for the companies in which we invest because we look for these premiums to be repaid generously as a result of rapid value build-ups.

On a philosophical level, we believe that change is central to existence. It is the only constant. Things never stay the same. This principle applies in nature, in history and culture, and in the business world. In the business world, the rate of change is especially rapid. In order to flourish, much less survive, in a constantly and relentlessly evolving environment, companies must embrace change and adapt rapidly. Otherwise they are doomed to a marginal existence at best.

In selecting investment candidates, we identify long-term trends of profound change in our economy and society. Then we look for companies that are likely to take early advantage of the trends. Some of the broader themes in which we invest are telecommunications and computing revolutions, the drive for efficiency, changing lifestyles and demographics, and industrial consolidation, to name a few. Our thematic approach leads us to a broadly diversified investment portfolio spread over a wide range of industries including major concentrations in technology, communications, healthcare, financial and other services, and energy.

We feel that small-to-midsize companies are particularly well suited to cope with change. They tend to be less bureaucratic and tradition-bound than their larger counterparts, and this puts them in a superior position to adapt and be innovative. We hasten to say, however, that aggressive growth, as we perceive it, does not preclude investing in large capitalization stocks. A number of larger, dominant companies have remained nimble and flexible, and we do not hesitate to invest in them.




TOP 10 EQUITY HOLDINGS
as of June 30, 1997
----------------------------------------------------------
                                           % of Net Assets

3 Com Corp.                                      1.2%

HBO & Co.                                        1.1

St. John Knits, Inc.                             0.9

Santa Fe International Corp.                     0.9

Amgen, Inc.                                      0.6

Cascade Communications Corp.                     0.6

Clear Channel
Communications, Inc.                             0.6

ETEC Systems, Inc.                               0.6

Falcon Drilling Co., Inc.                        0.6

Orthodontic Centers
of America, Inc.                                 0.6




TOP 10 INDUSTRIES
as of June 30, 1997
----------------------------------------------------------
                                           % of Net Assets

Healthcare Related                              12.5%

Telecommunications Related                      12.3

Computer Software & Service                     11.2

Specialized Services                             9.7

Electronics Related                              7.8

Retail Related                                   5.5

Oil Related                                      5.0

Computer Systems                                 3.2

Broadcasters                                     2.4

Textiles                                         2.3



B-32 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

           AN OVERVIEW (CONTINUED)                       JUNE 30, 1997

As of June 30, 1997, 34% of our investment positions were in companies with market capitalizations in excess of $1 billion.

In our opinion, ground-floor investing is crucial to a successful track record. For the most part, well-known situations are already reflected in stock prices. Undiscovered situations have potentially higher investment returns. With this in mind, we participate actively in the IPO market.

We believe our investments can lead to strong long-term returns. However, these results will come at a cost and that cost is risk. The stocks we invest in are extremely volatile, particularly on a short-term basis, and this is likely to be reflected in the overall performance of the portfolio. The impact of volatility diminishes with the passage of time, but all investors in this Fund should be willing and able to assume high levels of risk.

OUTLOOK

We view the Fund as an exciting investment opportunity, and we face the future with enthusiasm. We are confident that we can generate strong investment returns over the long term. We caution, however, that there will be bumps along the road and that at times, these bumps will occur when we least expect them. Obviously, this volatility injects a high degree of risk into the Fund. Over time, this risk has the potential to translate into significant financial rewards for those investors who are able to live with the volatility.

                                                     1997 SEMIANNUAL REPORT B-33

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

             AN OVERVIEW                              JUNE 30, 1997


COMPARISON OF FUND TO BENCHMARK



[GRAPH APPEARS HERE]



DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA International Fund to the Morgan Stanley Capital Index (MSCI)- EAFE. The MSCI EAFE Index is an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East (EAFE) by representing a broad selection of domestically listed companies within each market. The calculations for the MSCI EAFE Index are based on a starting date of May 1, 1997, whereas the calculations for the VA International Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers David Peebles, W. Travis
Selmier, II, and Albert C. Sebastian

MARKET CONDITIONS

The performance in most emerging markets and Europe has been favorable while the Japanese equity market has continued to underperform.

Europe--The European markets provided favorable returns over the period reflecting accelerated earnings growth and further corporate restructuring. Our exposure to stocks has benefited from stronger economic growth as well as increased export opportunities due to a stronger U.S. dollar. Our holdings in Spain, Portugal, the Netherlands, and Switzerland made significant contributions to our European performance.


INVESTMENT PROGRAM

At least 80% of the Fund's assets will be invested in Equity Securities of foreign companies.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                       AS OF JUNE 30, 1997
December 31, 1996
to June 30, 1997:                              NA

One Year:                                      NA

Since Inception
May 1, 1997:                                7.10%*

 * Total returns for periods of less than one year are not annualized. This two-month return is cumulative.


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

TOP 10 INDUSTRIES OF EQUITY HOLDINGS
as of June 30, 1997
---------------------------------------------------------
                                          % of Net Assets
Telecommunications Related                      7.4%

Oil Related                                     7.3

Bank Related                                    7.2

Healthcare Related                              7.2

Retail Related                                  5.0

Auto Parts                                      4.5

Specialized Services                            4.1

Automobiles                                     3.0

Steel                                           3.0

Electric Power                                  2.8


Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

B-34 SEMIANNUAL REPORT 1997

                             USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

             AN OVERVIEW (CONTINUED)                  JUNE 30, 1997


Japan -- Some political stability has returned to Japan and economic growth has picked up. However, continued problems in the banking system, rising interest rates and higher equity valuation levels vis-a-vis other developed markets lead us to maintain an underweighted position. We continue to hold large capitalization stocks with an emphasis on export-related companies.

Emerging Markets -- Emerging markets have shown some rebound since the beginning of the year, with Latin American and East European markets showing stronger performance than Asian markets. Economic recovery in Argentina and Mexico and economic structural reform in Brazil continue to support those markets. While concerns about the Asian growth story have caused worries, we continue to believe that Asian growth prospects are still bright. Hong Kong, China, Taiwan, and Indonesia have remained strong performers, while Thailand, the Philippines, and Korea have suffered because of concerns over currency weakness.



TOP 10 EQUITY HOLDINGS
as of June 30, 1997
-------------------------------------------------------
                                        % of Net Assets
Reuters Holdings plc
(United Kingdom)                              1.6%

Novartis AG (Switzerland)                     1.5

Akzo Nobel N.V. (Netherlands)                 1.4

Panamerican Beverages,
Inc. (Mexico)                                 1.4

Portugal Telecom S.A. ADS
(Portugal)                                    1.3

Autoliv AB SDR (Sweden)                       1.2

Namco (Japan)                                 1.2

National Bank of Canada
(Canada)                                      1.2

Veba AG (Germany)                             1.2

Volvo AB (Sweden)                             1.2


OUTLOOK

For the balance of 1997, we expect continuing economic improvement with accelerating earnings growth in Europe. Japan is still a market with selective opportunities. The continuation of low inflation and good economic growth provides a favorable backdrop for most emerging markets. The portfolio continues to be overweighted in emerging markets, Europe, and other developed markets at the expense of Japan.


COUNTRY WEIGHTINGS
as of June 30, 1997
-----------------------------------------------------



[CHART APPEARS HERE]



* Countries with less than 3% of the portfolio's assets and U.S. Government & Agency Issues.

                                                     1997 SEMIANNUAL REPORT B-35

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

  PORTFOLIO OF INVESTMENTS IN SECURITIES          JUNE 30, 1997 (UNAUDITED)


Principal
 Amount                                                          Coupon                                  Value
  (000)     Security                                              Rate             Maturity              (000)
---------   --------                                             ------            --------              -----

                         FIXED RATE INSTRUMENTS (69.7%)

            BANK HOLDING COMPANIES - MONEY CENTER
$  671        JP Morgan & Co., Inc., CP                          5.50%              7/23/97            $   669
                                                                                                       -------
            ELECTRIC POWER
   506        National Rural Utilities Cooperative
               Finance Corp., CP                                 5.51               7/07/97                505
                                                                                                       -------
            ELECTRICAL EQUIPMENT
   731        Emerson Electric Co., CP                           5.47               7/09/97                730
                                                                                                       -------
            FINANCE - BUSINESS/COMMERCIAL
   600        General Electric Capital Corp., CP                 5.55               7/29/97                597
                                                                                                       -------
            FINANCE - CONSUMER
   281        Ford Credit Europe plc, CP                         5.52               7/02/97                281
   615        Ford Motor Credit Co., CP                          5.52               7/24/97                613
                                                                                                       -------
                                                                                                           894
                                                                                                       -------
            FOODS
   536        H.J. Heinz Co., CP                                 5.55               7/28/97                534
                                                                                                       -------
            TELEPHONES
   629        Bellsouth Telecommunications Inc., CP              5.50               7/11/97                628
                                                                                                       -------
            U.S. GOVERNMENT
   400        Federal Farm Credit Bank, Discount Notes           5.42               7/30/97                398
   738        Federal Home Loan Mortgage, Discount Note          5.43               7/01/97                738
   402        Federal Home Loan Mortgage, Discount Note          5.41               7/03/97                402
   853        Federal Home Loan Mortgage, Discount Note          5.43               7/14/97                851
   701        Federal Home Loan Mortgage, Discount Note          5.43               7/17/97                699
   698        Federal Home Loan Mortgage, Discount Note          5.40               7/24/97                696
   630        Federal National Mortgage Assn., Discount Note     5.40               7/02/97                630
   700        Federal National Mortgage Assn., Discount Note     5.43               7/08/97                699
   710        Federal National Mortgage Assn., Discount Note     5.43               7/15/97                709
                                                                                                       -------
                                                                                                         5,822
                                                                                                       -------
              Total fixed rate instruments (cost: $10,379)                                              10,379
                                                                                                       -------
                    Variable Rate Demand Notes (29.4%)

            AUTO PARTS
   200        Alabama IDA RB (Rehau Project) (CRE)               5.78              10/01/19                200
   140        Bardstown, KY, RB, Series 1994 (CRE)               5.68               6/01/24                140
                                                                                                       -------
                                                                                                           340
                                                                                                       -------
            BUILDING MATERIALS
   100        Sarasota County, FL, IDA RB, Series 1994 (CRE)     5.65               9/01/14                100
                                                                                                       -------

Principal
 Amount                                                          Coupon                                  Value
  (000)     Security                                              Rate             Maturity              (000)
---------   --------                                             ------            --------              -----

            BUILDINGS
   410        Downtown Marietta Development Auth., GA, RB (CRE)  5.68%              7/01/21                410
   100        MMR Funding I, Floating Rate Option
               Notes, Series A (CRE)                             5.63               9/01/10                100
                                                                                                       -------
                                                                                                           510
                                                                                                       -------
            CHEMICALS
   500        Wyckoff Chemical Company, Inc.,
               Demand Notes, Series 1997 (CRE)                   5.69               2/01/27                500
                                                                                                       -------
            EDUCATION
   200        Dome Corp., Demand Bonds, Series 1991 (CRE)        5.70               8/31/16                200
                                                                                                       -------
            FINANCE - RECEIVABLES
   150        Capital One Funding Corp., Notes,
               Series 1993A (CRE)                                5.63               6/02/08                150
   196        Capital One Funding Corp., Notes,
               Series 1995C (CRE)                                5.63              10/01/15                196
                                                                                                       -------
                                                                                                           346
                                                                                                       -------
            HEALTHCARE - DIVERSIFIED
   100        GMS Associates Project Health Care RB,
               Series 1994 (CRE)                                 5.75               5/15/24                100
   400        GMS Associates II Project Health Care
               RB, Series 1995 (CRE)                             5.75               8/15/25                400
                                                                                                       -------
                                                                                                           500
                                                                                                       -------
            HEALTHCARE - MISCELLANEOUS
   100        Mason City Clinic, P.C., IA, Demand
               Bonds, Series 1992 (CRE)                          5.75               9/01/22                100
                                                                                                       -------
            HOSPITALS
   350        Armstrong County Hospital Auth., PA,
               RB, Series 1993B (CRE)                            5.75               9/01/17                350
                                                                                                       -------
              HOTEL/MOTEL
   100          Howard County, MD, Taxable RB,
                 Series 1994 (CRE)                               5.65              10/01/09                100
                                                                                                       -------
            MULTI-FAMILY HOUSING
   425       Arbor Properties, Inc., Notes (CRE)                 5.70              11/01/21                425
                                                                                                       -------
            MACHINERY - DIVERSIFIED
   200        DSL Funding Corp., Notes (CRE)                     5.75              12/01/09                200
                                                                                                       -------
            NURSING CARE
   200        Lincolnwood Funding Corp. RB,
               Series 1995A (CRE)                                5.76               8/01/15                200
                                                                                                       -------
            PAPER & FOREST PRODUCTS
   400        Mac Papers Inc., Demand Bond (CRE)                 5.65               8/03/15                400
                                                                                                       -------
            REAL ESTATE
   100        H/M Partners, LLC, Bonds (CRE)                     5.70              10/01/20                100
                                                                                                       -------
              Total variable rate demand notes (cost: $4,371)                                            4,371
                                                                                                       -------
              Total investments (cost: $14,750)                                                        $14,750
                                                                                                       =======

B-36 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)   JUNE 30, 1997 (UNAUDITED)

                         PORTFOLIO SUMMARY BY INDUSTRY


U.S. Government                                                       39.1%

Finance - Consumer                                                     6.0

Electrical Equipment                                                   4.9

Bank Holding Companies - Money Center                                  4.5

Telephones                                                             4.2

Finance - Business/Commercial                                          4.0

Foods                                                                  3.6

Buildings                                                              3.4

Chemicals                                                              3.4

Electric Power                                                         3.4

Healthcare - Diversified                                               3.4

Multi-Family Housing                                                   2.9

Paper & Forest Products                                                2.7

Auto Parts                                                             2.3

Finance - Receivables                                                  2.3

Hospitals                                                              2.3

Education                                                              1.3

Machinery - Diversified                                                1.3

Nursing Care                                                           1.3

Building Materials                                                      .7

Healthcare - Miscellaneous                                              .7

Hotel/Motel                                                             .7

Real Estate                                                             .7
                                                                      ----
Total                                                                 99.1%
                                                                      ====

See accompanying "Notes to Portfolios of Investments in Securities" on page
B-57.

                                                     1997 SEMIANNUAL REPORT B-37

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES       JUNE 30, 1997 (UNAUDITED)



                                                                                    Market
 Number                                                                             Value
of Shares    Security                                                               (000)
---------    --------                                                              -------
                             COMMON STOCKS (8.3%)
14,000       Allegheny Power System, Inc.                                         $    374
 9,000       American Electric Power Co., Inc.                                         378
 4,500       Entergy Corp.                                                             123
11,000       General Public Utilities Inc.                                             395
 3,300       Health Care Property Investors, Inc.                                      116
17,000       Houston Industries, Inc.                                                  364
11,500       Public Service Enterprise Group, Inc.                                     287
                                                                                  --------
             Total common stocks (cost: $1,734)                                      2,037
                                                                                  --------
                          PREFERRED STOCKS (9.1%)

15,000       Avalon Properties, Inc. "A", 9% cumulative redeemable                     388
12,000       Duke Realty Investments, Inc. depositary shares "A", 9.10%
              cumulative redeemable                                                    315
12,000       Equity Residential Properties Trust depositary shares "C",
              9.125% cumulative redeemable                                             310
 6,000       Post Properties, Inc. "A", 8.5% cumulative redeemable                     306
 6,000       Security Capital Industrial Trust "C", 8.54% cumulative redeemable        303
12,000       Shurgard Storage Centers, Inc. "B", 8.8% cumulative redeemable            305
12,000       United Dominion Realty Trust, Inc. depositary shares "A",
              9.25% cumulative redeemable                                              313
                                                                                  --------
             Total preferred stocks (cost: $2,199)                                   2,240
                                                                                  --------


Principal                                                                          Market
 Amount                                                    Coupon                  Value
 (000)       Security                                       Rate      Maturity     (000)
---------    --------                                      ------     --------   ---------
                         CORPORATE OBLIGATIONS (11.4%)
$   300      Caliber Systems, Inc., Notes                   7.80%     8/01/06     $    309
    500      Chase Manhattan Corp., Subordinated Notes      7.13      2/01/07          500
    500      First Union Corp., Subordinated Notes          7.50      7/15/06          511
    500      Household Finance Corp., Notes                 7.25      5/15/06          502
    500      Province of Quebec, Global Debentures          7.00      1/30/07          497
    500      Wells Fargo & Co., Subordinated Notes          6.88      4/01/06          491
                                                                                  --------
             Total corporate obligations (cost: $2,742)                              2,810
                                                                                  --------

             U.S. GOVERNMENT & AGENCY ISSUES (70.1%)

             FEDERAL NATIONAL MORTGAGE ASSN. (24.0%)
  2,302      7.00%, 6/01/24 - 10/01/26                                               2,266
  1,991      7.50%, 1/01/25 - 10/01/26                                               2,004
    776      8.00%, 1/01/25                                                            796
    815      8.50%, 12/01/24                                                           849
                                                                                  --------
                                                                                     5,915
                                                                                  --------
             Government National Mortgage Assn. (30.1%)
  1,991      7.00%, 8/15/23 - 4/15/26                                                1,966
  3,017      7.50%, 8/15/23 - 8/15/26                                                3,036
  1,175      8.00%, 5/15/24                                                          1,206
  1,137      8.50%, 12/15/24                                                         1,187
                                                                                  --------
                                                                                     7,395
                                                                                  --------
             U.S. Treasury Bonds (16.0%)
  3,531      7.875%, 2/15/21                                                         3,936
                                                                                  --------
             Total U.S. government & agency issues (cost: $16,201)                  17,246
                                                                                  --------
             Total investments (cost: $22,876)                                    $ 24,333
                                                                                  ========


                         PORTFOLIO SUMMARY BY INDUSTRY

  U.S. Government                                 70.1%

  Real Estate Investment Trusts                    9.6

  Electric Power                                   7.8

  Bank Related                                     6.1

  Foreign Government                               2.0

  Finance - Consumer                               2.0

  Truckers                                         1.3
                                                ------
  Total                                           98.9%
                                                ======


See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.

B-38 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES             JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----

                             COMMON STOCKS (97.7%)

                           AEROSPACE/DEFENSE (4.6%)
35,000                       B.F. Goodrich Co.                      $  1,516
29,008                       Boeing Co.                                1,539
                                                                    --------
                                                                       3,055
                                                                    --------
                           AIRLINES (1.4%)
10,000                       AMR Corp.*                                  925
                                                                    --------
                           ALUMINUM (1.3%)
11,100                       Aluminum Co. of America                     837
                                                                    --------
                           AUTO PARTS (1.7%)
26,000                       Lear Corp.*                               1,154
                                                                    --------
                           AUTOMOBILES (1.3%)
23,500                       Ford Motor Co.                              887
                                                                    --------
                           BANK HOLDING COMPANIES - MAJOR
                            REGIONAL (1.2%)
20,000                       PNC Bank Corp.                              832
                                                                    --------
                           BANK HOLDING COMPANIES - MONEY
                            CENTER (1.3%)
 9,700                       Bankers Trust New York Corp.                844
                                                                    --------
                           BANK HOLDING COMPANIES - OTHER
                            MAJOR (1.7%)
18,000                       BankAmerica Corp.                         1,162
                                                                    --------
                           BROKERAGE FIRMS (1.6%)
25,000                       Morgan Stanley, Dean Witter,
                             Discover & Co.                            1,077
                                                                    --------
                           CHEMICALS (3.1%)
10,500                       Dow Chemical Co.                            915
43,071                       Millennium Chemicals, Inc.                  980
 4,000                       Union Carbide Corp.                         188
                                                                    --------
                                                                       2,083
                                                                    --------

                           COMMUNICATION - EQUIPMENT
                            MANUFACTURERS (3.2%)
 9,000                       Cisco Systems, Inc.*                        604
21,668                       Lucent Technologies, Inc.                 1,562
                                                                    --------
                                                                       2,166
                                                                    --------

                           CONTAINERS - METALS & GLASS (1.3%)
28,500                       Ball Corp.                                  857
                                                                    --------
                           DRUGS (1.4%)
27,000                       Pharmacia & Upjohn, Inc.                    938
                                                                    --------
                           ELECTRIC POWER (2.0%)
22,000                       Houston Industries, Inc.                    471
35,000                       Pacific Gas & Electric Co.                  849
                                                                    --------
                                                                       1,320
                                                                    --------
                           ELECTRICAL EQUIPMENT (1.2%)
13,500                       Rockwell International Corp.                797
                                                                    --------
                           ELECTRONICS - SEMICONDUCTORS(4.3%)
14,000                       Applied Materials, Inc.*                    992
33,700                       National Semiconductor Corp.*             1,032
32,500                       Silicon Valley Group, Inc.*                 857
                                                                    --------
                                                                       2,881
                                                                    --------


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
----------                        --------                            -----


                           FINANCE - CONSUMER (1.4%)
17,300                       Associates First Capital Corp.         $    960
                                                                    --------
                           FINANCE - REAL ESTATE (1.3%)
14,000                       PMI Group, Inc.                             873
                                                                    --------
                           FOODS (1.1%)
 8,000                      CPC International, Inc.                      739
                                                                    --------
                           HEALTHCARE - HMOs (1.3%)
37,000                       Humana, Inc.*                               856
                                                                    --------
                           HEAVY DUTY TRUCKS & PARTS (1.4%)
20,200                       Aeroquip-Vickers, Inc.                      954
                                                                    --------
                           HOUSEHOLD PRODUCTS (1.5%)
 7,000                       Procter & Gamble Co.                        989
                                                                    --------
                           INSURANCE - MULTI-LINE COMPANIES (1.5%)
10,000                       Aetna, Inc.                               1,024
                                                                    --------
                           INSURANCE - PROPERTY/CASUALTY (5.2%)
13,000                       Allstate Corp.                              949
 5,600                       American International Group, Inc.          837
28,000                       Everest Reinsurance Holdings, Inc.        1,109
29,000                       Highlands Insurance Group, Inc.*            584
                                                                    --------
                                                                       3,479
                                                                    --------
                           LEISURE TIME (1.3%)
28,300                       Brunswick Corp.                             884
                                                                    --------
                           MACHINERY - DIVERSIFIED (2.8%)
44,000                       BW/IP, Inc.                                 894
18,500                       Deere & Co.                               1,015
                                                                    --------
                                                                       1,909
                                                                    --------
                           MANUFACTURING - DIVERSIFIED
                            INDUSTRIES (3.3%)
32,000                       Avery Dennison Corp.                      1,284
19,100                       Hillenbrand Industries,  Inc.               907
                                                                    --------
                                                                       2,191
                                                                    --------
                           MEDICAL PRODUCTS & SUPPLIES (2.6%)
24,000                       Bausch & Lomb, Inc.                       1,131
12,000                       Baxter International, Inc.                  627
                                                                    --------
                                                                       1,758
                                                                    --------
                           METALS - MISCELLANEOUS (2.3%)
28,000                       Inco Ltd.                                   841
22,000                       Titanium Metals Corp.*                      696
                                                                    --------
                                                                       1,537
                                                                    --------
                           NATURAL GAS DISTRIBUTION -
                            PIPELINES (2.2%)
20,000                       NICOR, Inc.                                 717
15,000                       Sonat, Inc.                                 769
                                                                    --------
                                                                       1,486
                                                                    --------
                           OFFICE EQUIPMENT & SUPPLIES (1.6%)
13,900                       Xerox Corp.                               1,096
                                                                    --------

                                                     1997 SEMIANNUAL REPORT B-39

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)    JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----


                           OIL - DOMESTIC (2.9%)
 40,000                      Occidental Petroleum Corp.             $  1,003
 23,500                      Unocal Corp.                                912
                                                                    --------
                                                                       1,915
                                                                    --------

                           OIL - EXPLORATION & PRODUCTION (2.7%)
 24,000                      Apache Corp.                                780
127,000                      Gulf Canada Resources Ltd.*               1,039
                                                                    --------
                                                                       1,819
                                                                    --------

                           OIL - INTERNATIONAL (1.2%)
  7,700                      Texaco, Inc.                                837
                                                                    --------
                           Oil Well Equipment & Service (1.0%)
  5,500                      Schlumberger Ltd.                           688
                                                                    --------
                           PAPER & FOREST PRODUCTS (3.7%)
 41,900                      Jefferson Smurfit Corp.*                    670
 18,400                      Kimberly-Clark Corp.                        916
 17,500                      Weyerhaeuser Co.                            910
                                                                    --------
                                                                       2,496
                                                                    --------

                           POLLUTION CONTROL (1.3%)
 27,000                      Waste Management, Inc.                      867
                                                                    --------
                           PUBLISHING (4.2%)
 27,500                      American Greetings Corp.                  1,021
 32,100                      Dun & Bradstreet Corp.                      843
 14,000                      Houghton Mifflin Co.                        934
                                                                    --------
                                                                       2,798
                                                                    --------

                           RAILROADS (1.4%)
  9,000                      Norfolk Southern Corp.                      907
                                                                    --------
                           REAL ESTATE INVESTMENT TRUSTS (1.8%)
 15,000                      Developers Diversified Realty Corp.         600
 15,000                      Storage USA, Inc.                           574
                                                                    --------
                                                                       1,174
                                                                    --------

                           RETAIL - DEPARTMENT STORES (0.9%)
 13,000                      May Department Stores Co.                   614
                                                                    --------


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----


                           RETAIL - GENERAL MERCHANDISING (2.3%)
 19,000                      J.C. Penney Company, Inc.              $    992
 10,500                      Sears, Roebuck & Co.                        564
                                                                    --------
                                                                       1,556
                                                                    --------
                           RETAIL - SPECIALTY (0.9%)
 42,000                      Phillips-Van Heusen Corp.                   630
                                                                    --------
                           SPECIALTY PRINTING (1.4%)
 27,500                      Deluxe Corp.                                938
                                                                    --------
                           TELEPHONES (5.3%)
 22,000                      AT&T                                        771
 20,500                      GTE Corp.                                   899
 16,000                      NYNEX Corp.                                 922
 18,500                      Sprint Corp.                                974
                                                                    --------
                                                                       3,566
                                                                    --------
                           TOBACCO (3.3%)
 19,200                      Philip Morris Companies, Inc.               852
 20,000                      RJR Nabisco Holdings Corp.                  660
 21,100                      Universal Corp.                             670
                                                                    --------
                                                                       2,182
                                                                    --------
                           Total common stocks (cost: $46,624)        65,537
                                                                    --------

                               SHORT-TERM (2.3%)
Principal
 Amount
 (000)
---------

                        U. S. GOVERNMENT & AGENCY ISSUE
$1,555  Federal Home Loan Mortgage,
          Discount Note, 5.75%, 7/01/97 (cost: $1,555)                 1,555
                                                                    --------
        Total investments (cost: $48,179)                           $ 67,092
                                                                    ========


-------------------
* Non-income producing.
See accompanying "Notes to Portfolios of Investments in Securities" on page
B-57.

B-40 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES          JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----

                           FOREIGN SECURITIES (70.2%)
                            FOREIGN STOCKS (69.7%)

                           ARGENTINA (0.5%)
    2,100                    Disco S.A. ADS  *                      $     83
    2,000                    IRSA Inversiones y Representaciones
                              S.A. GDS                                    88
                                                                    --------
                                                                         171
                                                                    --------
                           AUSTRALIA (1.8%)
   12,000                    Broken Hill Proprietary Co. Ltd.            176
   27,700                    CSL Ltd.                                    170
   30,000                    Pasminco Ltd.                                61
   26,000                    Village Roadshow Ltd. (Preferred)            66
   22,289                    Woodside Petroleum Ltd.                     192
                                                                    --------
                                                                         665
                                                                    --------
                           AUSTRIA (2.2%)
    1,521                    Austria Mikro Systeme International AG      129
    2,200                    Boehler Uddeholm AG                         170
    4,900                    VA Stahl AG                                 222
    1,550                    VA Technologie AG                           284
                                                                    --------
                                                                         805
                                                                    --------
                           BELGIUM (1.3%)
      425                    Colruyt S.A.                                208
    2,800                    Union Miniere S.A.*                         262
                                                                    --------
                                                                         470
                                                                    --------
                           BRAZIL (1.9%)
2,790,000                    Companhia Energetica de Minas Gerais        144
    5,000                    Multicanal Participacoes S.A. ADS
                              (Preferred)  *                              68
  550,000                    Petroleo Brasileiro S.A. (Preferred)        153
1,300,000                    Telebras PN S.A.  (Preferred)               197
    4,100                    Uniao de Bancos Brasileiros S.A.
                              (Unibanco)  GDR  *                         152
                                                                    --------
                                                                         714
                                                                    --------

                           CANADA (4.4%)
    4,500                    Alliance Forest Products, Inc.  *           110
    8,600                    Anderson Exploration Ltd.  *                111
   42,200                    Beau Canada Exploration Ltd.  *              95
    5,900                    Canadian National Railway Co.               258
   13,300                    Canadian Occidental Petroleum Ltd.          298
   11,400                    Gulf Canada Resources Ltd.  *                93
   20,600                    National Bank of Canada                     258
    8,200                    OSF, Inc.  *                                 66
    1,600                    St. Laurent Paperboard, Inc. *               25
   11,000                    Suncor, Inc.                                295
                                                                    --------
                                                                       1,609
                                                                    --------
                           CHILE (0.4%)
    2,500                    Sociedad Quimica y Minera de Chile
                              S.A. ADS                                   165
                                                                    --------
                           CHINA (0.5%)
   50,000                    Cosco Pacific Ltd.                          116
   24,000                    New World Infrastructure Ltd.  *             68
                                                                    --------
                                                                         184
                                                                    --------
                           COLOMBIA (0.1%)
    8,500                    Banco de Colombia GDS                        53
                                                                     -------
                           CZECH REPUBLIC (0.4%)
    3,000                    Komercni Banka A.S. GDR                      62
      700                    SPT Telecom A.S.  *                          74
                                                                    --------
                                                                         136
                                                                    --------


                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----


                           DENMARK (2.9%)
    3,400                    Carli Gry International A/S            $    194
    4,200                    ISS International Service System
                              A/S "B"  *                                 151
    1,600                    Novo Nordisk A/S "B"                        174
   11,300                    SAS Danmark A/S                             132
    1,300                    Tele Danmark A/S "B"                         68
    7,900                    Tele Danmark A/S ADS                        206
    2,500                    Unidanmark A/S                              140
                                                                    --------
                                                                       1,065
                                                                    --------
                           EGYPT (0.2%)
    3,500                    Suez Cement Co. S.A.E. GDS  *                71
                                                                    --------
                           FINLAND (1.2%)
    5,200                    Nokia Corp. ADS                             383
      916                    Raision Tehtaat                              63
                                                                    --------
                                                                         446
                                                                    --------
                           FRANCE (4.0%)
      600                    Accor S.A.                                   90
    4,300                    Bouygues Offshore S.A. ADR                   54
    6,100                    Coflexip ADS  *                             184
    7,400                    Elf Aquitaine ADS                           403
    2,100                    Eramet Group                                 97
      675                    Essilor International                       182
    2,400                    Louis Dreyfus Citrus  *                      89
      760                    Pathe S.A.  *                               151
    3,500                    Valeo S.A.                                  217
                                                                    --------
                                                                       1,467
                                                                    --------
                           GERMANY (2.2%)
      100                    Beta Systems Software AG  *                  12
    3,200                    Leica Camera AG  *                           79
    3,300                    Pfeiffer Vacuum Technology AG ADS  *         96
    6,600                    Rofin-Sinar Technologies, Inc.  *           126
      400                    SAP AG                                       80
      800                    SAP AG (Preferred)                          166
    4,300                    Veba AG                                     242
                                                                    --------
                                                                         801
                                                                    --------
                           HONG KONG (0.7%)
  130,000                     Amoy Properties Ltd.                       143
    4,000                     Asia Satellite Telecommunications
                               Holdings Ltd. ADR                         121
                                                                    --------
                                                                         264
                                                                    --------
                           HUNGARY (0.6%)
   10,000                    Mol Magyar Olaj-Es Gazipari GDS             224
                                                                    --------

                           INDIA (0.9%)
    4,000                    Hindalco Industries Ltd. GDR                141
    6,000                    Larsen & Toubro Ltd. GDR                    104
    5,000                    Videsh Sanchar Nigam Ltd. GDR  *            104
                                                                    --------
                                                                         349
                                                                    --------
                           INDONESIA (0.9%)
   17,500                    PT Astra International, Inc.                 72
  175,250                    PT Bank Dagang Nasional Indonesia           124
   50,750                    PT Bank Dagang Nasional Indonesia
                              Warrants *                                  12
   14,000                    PT HM Sampoerna                              53
   20,500                    PT Jaya Real Property                        28
   11,000                    PT Modern Photo Film                         39
                                                                    --------
                                                                         328
                                                                    --------

                                                     1997 SEMIANNUAL REPORT B-41

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)     JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
 of Shares                        Security                            (000)
----------                        --------                            -----


                           ISRAEL (0.8%)
  2,700                      Blue Square - Israel Ltd. ADS  *       $     47
  3,000                      ECI Telecommunications Ltd.                  89
  2,400                      Teva Pharmaceutical Industries Ltd.         155
                                                                    --------
                                                                         291
                                                                    --------
                           ITALY (1.8%)
  4,800                      ENI S.p.A. ADS                              273
  5,886                      Instituto Bancario San Paulo di
                              Torino S.p.A.                               43
  7,400                      Instrumentation Laboratory S.p.A.            20
                              ADS *
  4,300                      SAES Getters S.p.A. ADR                      41
163,600                      SEAT S.p.A.  *                               53
163,600                      SEAT S.p.A. Savings  *                       34
 57,800                      STET S.p.A.                                 201
                                                                    --------
                                                                         665
                                                                    --------
                           JAPAN (9.5%)
  9,000                      Bridgestone Corp.                           209
  8,000                      Canon, Inc.                                 218
  5,000                      Daibiru Corp.                                60
 14,000                      Hitachi Ltd.                                156
  7,000                      Honda Motor Co. Ltd.                        211
  5,000                      Hoya Corp.                                  222
  3,000                      Ito-Yokado Co. Ltd.                         174
  1,000                      Kyocera Corp.                                79
  8,000                      Laox Co. Ltd.                               112
 26,000                      Minebea Co. Ltd.                            277
 19,000                      Mitsubishi Heavy Industries Ltd.            146
  8,000                      Namco                                       308
    400                      Nippon Television Network                   161
 38,000                      NKK Corp.                                    82
 12,000                      Nomura Securities Co. Ltd.                  165
      6                      NTT Data Communications Systems Corp.       232
 20,000                      Shiseido Co. Ltd.                           330
 18,000                      Terumo Corp.                                344
                                                                    --------
                                                                       3,486
                                                                    --------

                           KOREA (0.7%)
  4,000                      Korea Electric Power Corp.                  120
  1,399                      Samsung Electronics Co. Ltd.                153
                                                                    --------
                                                                         273
                                                                    --------
                           MALAYSIA (0.4%)
 11,000                      Edaran Otomobil Nasional Bhd                 93
 10,000                      Telekom Malaysia Bhd                         47
                                                                    --------
                                                                         140
                                                                    --------
                           MEXICO (2.0%)
 97,000                      Controladora Comercial Mexicana, S.A.
                              de C.V.                                     90
  7,391                      Desc, Sociedad de Fomento Industrial,
                              S.A. de C.V. ADS                           215
  8,000                      Panamerican Beverages, Inc. "A"             263
 10,000                      Tubos de Acero de Mexico, S.A. ADS  *       185
                                                                    --------
                                                                         753
                                                                    --------
                           NETHERLANDS (3.6%)
  3,000                      Akzo Nobel N.V.                             411
  2,000                      Brunel International N.V.  *                 44
  2,100                      EVC International N.V.                       53
  4,900                      ING Group N.V.                              226
  1,750                      Oce-van der Grinten N.V.                    226
  2,500                      Philips Electronics N.V.                    180
  8,000                      Verenigd Besit VNU                          177
                                                                    --------
                                                                       1,317
                                                                    --------



                                                                      Market
 Number                                                               Value
of Shares                         Security                            (000)
---------                         --------                            -----



                           NORWAY (1.4%)
 70,800                      Christiania Bank og Kreditkasse        $    241
 12,000                      Nycomed ASA                                 177
  4,400                      Schibsted ASA                                87
                                                                    --------
                                                                         505
                                                                    --------
                           PERU (0.2%)
  3,400                      Telefonica del Peru S.A. "B" ADS             89
                                                                    --------
                           PHILIPPINES (0.2%)
190,000                      SM Prime Holdings, Inc.                      56
                                                                    --------
                           POLAND (0.4%)
 11,539                      Elektrim S.A.                               100
  9,000                      Polifarb-Cieszyn S.A.                        46
                                                                    --------
                                                                         146
                                                                    --------
                           PORTUGAL (1.8%)
  9,100                      Banco Totta E Acores S.A.                   152
  8,900                      Cimentos de Portugal S.A.                   207
  7,800                      Portugal Telecom S.A. ADS                   313
                                                                    --------
                                                                         672
                                                                    --------
                           RUSSIA (1.0%)
    700                      LUKoil ADR                                   55
  3,300                      Mosenergo ADR                               143
  4,600                      RAO Gazprom ADR                              79
279,000                      Unified Energy Systems ADR  *               101
                                                                    --------
                                                                         378
                                                                    --------
                           SINGAPORE (0.6%)
 20,400                      Overseas Union Bank Ltd.                    127
 20,000                      Singapore Land Ltd.                          91
                                                                    --------
                                                                         218
                                                                    --------
                           SOUTH AFRICA (0.6%)
 17,800                      Gencor Ltd.                                  82
  1,206                      Nedcor Ltd. GDR                              27
  3,100                      South African Breweries Ltd.                 95
                                                                    --------
                                                                         204
                                                                    --------
                           SPAIN (2.4%)
  8,717                      Autopistas del Mare Nostrum S.A.            135
  3,000                      Corporacion Bancaria de Espana S.A.         168
  2,500                      Corporacion Mapfre                          133
  3,700                      Telefonica de Espana S.A. ADR               319
  4,281                      Vallehermoso S.A.                           116
                                                                    --------
                                                                         871
                                                                    --------
                           SWEDEN (2.3%)
  8,600                      Autoliv AB SDR  *                           331
  4,600                      Hemkopskedjan AB  *                          47
  8,880                      NK Cityfastigheter AB  *                     63
  3,100                      Nordbanken AB                               105
 11,000                      Volvo AB                                    294
                                                                    --------
                                                                         840
                                                                    --------
                           SWITZERLAND (4.1%)
     40                      Ares-Serono Group S.A.                       58
    273                      Novartis AG                                 436(a)
  1,100                      Oerlikon Buhrle AG  *                       129
    600                      Selecta Group  *                             91
    100                      SGS Group AG                                214
    559                      Sulzer AG P.C.                              479
  7,000                      Tag Heuer International S.A. ADR  *         105
                                                                    --------
                                                                       1,512
                                                                    --------

B-42 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)     JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
 of Shares                        Security                            (000)
----------                        --------                            -----


                           TAIWAN (0.5%)
    4,500                     Acer, Inc. GDR  *                     $     80
    5,125                     China Steel Corp. GDS                      109
                                                                    --------
                                                                         189
                                                                    --------
                           THAILAND (0.1%)
    7,100                     Bank Of Ayudhya Public Co. Ltd.             11
                                                                    --------
                           TURKEY (0.5%)
  680,000                     Erciyas Biracilik ve Malt Sanayi A.S.       81
  685,000                     Olmuksa Mukavva Sanayi ve Ticaret A.S       25
3,375,471                     Yapi Ve Kredi Bankasi A.S.                  77
                                                                    --------
                                                                         183
                                                                    --------
                           UNITED KINGDOM (7.1%)
   58,000                    Avis Europe plc  *                          131
   19,000                    Cadbury Schweppes plc                       170
   67,000                    Cookson Group plc                           234
   55,900                    Corporate Services Group plc                174
    8,000                    DFS Furniture Co. plc                        75
    2,500                    Doncasters plc ADS  *                        58
    7,000                    EMI Group plc                               126
   15,600                    Harvey Nichols plc                           73
   40,000                    LucasVarity plc                             139
   58,500                    Medeva plc                                  250
   18,000                    National Westminster Bank plc               242
    7,500                    Northern Ireland Electricity plc             52
   16,000                    Reuters Holdings plc                        169
   44,000                    Safeway plc                                 255
   51,000                    Tomkins plc                                 221
   55,600                    WPP Group plc                               227
                                                                    --------
                                                                       2,596
                                                                    --------
                           VENEZUELA (0.3%)
    2,800                    Compania Anonima Nacional Telefonos
                              De Venezuela ADS  *                        121
                                                                    --------
                           OTHER HOLDINGS (0.3%)
  120,000                    Central European Growth Fund plc            133
                                                                    --------
                           Total foreign stocks (cost: $19,688)       25,636
                                                                    --------
 Principal
  Amount
  (000)
----------
                             FOREIGN BONDS (0.5%)

                           JAPAN
$     160                    MBL International Finance (Bermuda)
                             Trust, Convertible Notes, 3.00%,
                              11/30/02 (cost: $166)                      176
                                                                    --------
                           Total foreign securities (cost: $19,854)   25,812
                                                                    --------


 Number
 of Shares
----------

                            DOMESTIC STOCKS (24.1%)

                           AEROSPACE/DEFENSE (1.8%)
    4,400                    B.F. Goodrich Co.                           191
    5,336                    Boeing Co.                                  283
    3,000                    Precision Castparts Corp.                   179
                                                                    --------
                                                                         653
                                                                    --------
                           ALUMINUM (0.5%)
    2,400                    Aluminum Co. of America                     181
                                                                    --------
                           AUTO PARTS (0.6%)
    4,600                    Lear Corp.  *                               204
                                                                    --------


                                                                      Market
 Number                                                               Value
 of Shares                        Security                            (000)
----------                        --------                            -----


                           AUTOMOBILES (0.4%)
    4,000                    Ford Motor Co.                            $ 151
                                                                    --------
                           BANK HOLDING COMPANIES -
                            MAJOR REGIONAL (0.5%)
    4,400                    SouthTrust Corp.                            182
                                                                    --------
                           BANK HOLDING COMPANIES -
                            MONEY CENTER (0.5%)
    1,900                    Bankers Trust New York Corp.                165
                                                                    --------
                           BEVERAGES - SOFT DRINKS (0.6%)
    5,700                    PepsiCo, Inc.                               214
                                                                    --------
                           BIOTECHNOLOGY (0.3%)
    2,000                    Amgen, Inc.  *                              116
                                                                    --------
                           BROKERAGE FIRMS (0.6%)
    5,000                    Morgan Stanley Dean Witter                  215
                                                                    --------
                           CHEMICALS (1.4%)
    6,400                    Avery Dennison Corp.                        257
    1,000                    Dow Chemical Co.                             87
    3,800                    Monsanto Co.                                164
                                                                    --------
                                                                         508
                                                                    --------
                           COMMUNICATION - EQUIPMENT
                            MANUFACTURERS (1.2%)
    1,800                    Cisco Systems, Inc.  *                      121
    4,648                    Lucent Technologies, Inc.                   335
                                                                    --------
                                                                         456
                                                                    --------
                           COMPUTER SOFTWARE & SERVICE (1.2%)
    2,200                    Microsoft Corp.  *                          278
    4,400                    Sterling Commerce, Inc.  *                  145
                                                                    --------
                                                                         423
                                                                    --------
                           CONTAINERS - METALS & GLASS (0.3%)
    4,000                    Ball Corp.                                  120
                                                                    --------
                           ELECTRICAL EQUIPMENT (0.6%)
    4,000                    Rockwell International Corp.                236
                                                                    --------
                           ELECTRONICS - SEMICONDUCTORS (2.3%)
    2,800                    Applied Materials, Inc.  *                  198
    1,300                    Intel Corp.                                 185
    3,000                    Motorola, Inc.                              228
    8,000                    National Semiconductor Corp.  *             245
                                                                    --------
                                                                         856
                                                                    --------
                           FINANCE - CONSUMER (0.5%)
    3,200                    Associates First Capital Corp.              178
                                                                    --------
                           HEALTHCARE - DIVERSIFIED (0.5%)
    2,400                    Bristol-Myers Squibb Co.                    194
                                                                    --------
                           HEALTHCARE - MISCELLANEOUS (1.1%)
    6,700                    COHR, Inc.  *                               126
    3,200                    Total Renal Care Holdings, Inc.  *          129
    3,200                    United HealthCare Corp.                     166
                                                                    --------
                                                                         421
                                                                    --------
                           HOUSEHOLD PRODUCTS (0.9%)
    2,200                    Procter & Gamble Co.                        311
                                                                    --------
                           INSURANCE - PROPERTY/CASUALTY (0.4%)
    1,000                    American International Group, Inc.          149
                                                                    --------
                           MACHINERY - DIVERSIFIED (0.6%)
    4,000                    Deere & Co.                                 220
                                                                    --------

                                                     1997 SEMIANNUAL REPORT B-43

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)     JUNE 30, 1997 (UNAUDITED)


                                                                      Market
 Number                                                               Value
 of Shares                        Security                            (000)
----------                        --------                            -----


                           MEDICAL PRODUCTS & SUPPLIES (0.7%)
    2,100                    Medtronic, Inc.                           $ 170
    2,200                    St. Jude Medical, Inc.  *                    86
                                                                    --------
                                                                         256
                                                                    --------
                           OFFICE EQUIPMENT & SUPPLIES (0.7%)
    5,000                    IKON Office Solutions, Inc.                 125
    1,800                    Xerox Corp.                                 142
                                                                    --------
                                                                         267
                                                                    --------
                           OIL - DOMESTIC (0.4%)
    4,000                    Unocal Corp.                                155
                                                                    --------
                           OIL - EXPLORATION & PRODUCTION (0.5%)
    6,000                    Apache Corp.                                195
                                                                    --------
                           OIL & GAS DRILLING (0.3%)
    1,500                    Transocean Offshore, Inc.                   109
                                                                    --------
                           OIL WELL EQUIPMENT & SERVICE (0.5%)
    2,400                    Halliburton Co.                             190
                                                                    --------
                           POLLUTION CONTROL (0.9%)
    4,000                    Browning-Ferris Industries, Inc.            133
    6,000                    Waste Management, Inc.                      193
                                                                    --------
                                                                         326
                                                                    --------
                           PUBLISHING (0.7%)
    5,800                    American Greetings Corp.                    215
    1,900                    Dun & Bradstreet Corp.                       50
                                                                    --------
                                                                         265
                                                                    --------

                                                                      Market
 Number                                                               Value
 of Shares                        Security                            (000)
----------                        --------                            -----


                           RESTAURANTS (0.2%)
    5,000                    Brinker International, Inc.  *            $  71
                                                                    --------
                           RETAIL - GENERAL MERCHANDISING
                            (0.6%)
    6,187                    Dollar General Corp.                        232
                                                                    --------
                           RETAIL - SPECIALTY (0.5%)
    3,800                    Abercrombie & Fitch Co.  *                   70
    7,000                    Phillips-Van Heusen Corp.                   105
                                                                    --------
                                                                         175
                                                                    --------
                           TELEPHONES (0.9%)
    7,000                    360 Communications Co.  *                   120
    4,000                    Sprint Corp.                                210
                                                                    --------
                                                                         330
                                                                    --------
                           TOBACCO (0.4%)
    3,000                    Philip Morris Companies, Inc.               133
                                                                    --------
                             Total domestic stocks (cost: $5,845)      8,857
                                                                    --------
 Principal
  Amount
  (000)
----------
                     U.S. GOVERNMENT & AGENCY ISSUE (7.0%)

$   2,560                  Federal Home Loan Mortgage, Discount
                            Note, 5.75%, 7/01/97 (cost: $2,560)        2,560
                                                                    --------
                           Total investments (cost: $28,259)        $ 37,229
                                                                    ========



------------------
*Non-income producing.

B-44 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)     JUNE 30, 1997 (UNAUDITED)

                         PORTFOLIO SUMMARY BY INDUSTRY

Oil Related                                                 8.6%
Healthcare Related                                          8.1
Telecommunications Related                                  7.4
U. S. Government & Agency Issues                            7.0
Bank Related                                                6.9
Retail Related                                              5.1
Electronics Related                                         4.5
Auto Parts                                                  3.6
Computer Software & Service                                 3.3
Manufacturing - Diversified Industries                      2.6
Specialized Services                                        2.4
Automobiles                                                 2.2
Electric Power                                              2.2
Steel                                                       2.1
Beverages - Soft Drink                                      2.0
Publishing                                                  2.0
Chemical Related                                            1.9
Aerospace/Defense                                           1.8
Machinery - Diversified                                     1.8
Metals - Miscellaneous                                      1.8
Electrical Equipment                                        1.7
Engineering & Construction                                  1.5
Real Estate                                                 1.4
Office Equipment & Supplies                                 1.3
Conglomerates                                               1.1
Brokerage Firms                                             1.0
Broadcasters                                                1.0
Insurance - Multiple/Line Companies                         1.0
Other                                                      14.0
                                                        -------
Total                                                     101.3%
                                                        =======

See accompanying "Notes to Portfolios of Investments in Securities" on page
B-57.

                                                     1997 SEMIANNUAL REPORT B-45

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

     PORTFOLIO OF INVESTMENTS IN SECURITIES     JUNE 30, 1997 (UNAUDITED)

                                                                Market
Number                                                           Value
of Shares    Security                                            (000)
----------   --------                                        ---------
                          BASIC VALUE STOCKS (63.2%)
             AEROSPACE/DEFENSE (3.5%)
  12,000       B.F. Goodrich Co.                              $    520
  16,840       Boeing Co.                                          893
                                                              --------
                                                                 1,413
                                                              --------
             AUTOMOBILES (3.6%)
  20,000       Chrysler Corp.                                      656
  21,000       Ford Motor Co.                                      793
                                                              --------
                                                                 1,449
                                                              --------
             BANK HOLDING COMPANIES - MAJOR REGIONAL (3.7%)
  16,000       PNC Bank Corp.                                      666
  20,000       SouthTrust Corp.                                    828
                                                              --------
                                                                 1,494
                                                              --------
             BANK HOLDING COMPANIES - MONEY CENTER (2.8%)
   5,000       Bankers Trust New York Corp.                        435
   7,000       Chase Manhattan Corp.                               680
                                                              --------
                                                                 1,115
                                                              --------
             CHEMICALS (2.1%)
  20,000       Monsanto Co.                                        861
                                                              --------

             DISTRIBUTION & PIPELINES (1.3%)
  14,000       NICOR, Inc.                                         502
                                                              --------
             DRUGS (1.6%)
  19,000       Pharmacia & Upjohn, Inc.                            660
                                                              --------
             ELECTRICAL EQUIPMENT (1.5%)
  10,000       Rockwell International Corp.                        590
                                                              --------
             HEALTHCARE - DIVERSIFIED (5.9%)
  15,000       American Home Products Corp.                      1,148
  15,000       Bristol-Myers Squibb Co.                          1,215
                                                              --------
                                                                 2,363
                                                              --------
             INSURANCE - PROPERTY/CASUALTY (2.7%)
  15,000       Allstate Corp.                                    1,095
                                                              --------
             MACHINERY - DIVERSIFIED (3.4%)
   7,000       Caterpillar, Inc.                                   751
  11,000       Deere & Co.                                         604
                                                              --------
                                                                 1,355
                                                              --------
             MANUFACTURING - DIVERSIFIED INDUSTRIES (1.5%)
   6,000       Minnesota Mining & Manufacturing Co.                612
                                                              --------
             MEDICAL PRODUCTS & SUPPLIES (2.3%)
  20,000       Bausch & Lomb, Inc.                                 943
                                                              --------
             OFFICE EQUIPMENT & SUPPLIES (2.9%)
  15,000       Xerox Corp.                                       1,183
                                                              --------
             OIL - DOMESTIC (2.9%)
   8,000       Atlantic Richfield Co.                              564
  15,000       Unocal Corp.                                        582
                                                              --------
                                                                 1,146


                                                                Market
Number                                                           Value
of Shares    Security                                            (000)
----------   --------                                        ---------

             OIL - INTERNATIONAL (4.3%)
   7,000       Chevron Corp.                                  $    518
   8,000       Mobil Corp.                                         559
   6,000       Texaco, Inc.                                        652
                                                              --------
                                                                 1,729
                                                              --------
             PAPER & FOREST PRODUCTS (4.1%)
  10,000       James River Corp.                                   370
  15,000       Kimberly-Clark Corp.                                746
  10,000       Weyerhaeuser Co.                                    520
                                                              --------
                                                                 1,636
                                                              --------
             RAILROADS (1.3%)
   5,000       Norfolk Southern Corp.                              504
                                                              --------
             RETAIL - DEPARTMENT STORES (1.1%)
   9,000       May Department Stores Co.                           425
                                                              --------
             RETAIL - GENERAL MERCHANDISING (1.7%)
  13,000       Sears, Roebuck & Co.                                699
                                                              --------
             TELEPHONES (6.8%)
  10,000       GTE Corp.                                           439
  16,000       NYNEX Corp.                                         922
  16,000       SBC Communications Corp.                            990
   7,000       Sprint Corp.                                        368
                                                              --------
                                                                 2,719
                                                              --------
             TOBACCO (2.2%)
   9,000       Philip Morris Companies, Inc.                       399
  15,000       RJR Nabisco Holdings Corp.                          495
                                                              --------
                                                                   894
                                                              --------
               Total basic value stocks (cost: $17,078)         25,387
                                                              --------

 Principal
  Amount                                            Coupon
  (000)                                              Rate    Maturity
---------                                          -------   --------
                    U.S. GOVERNMENT & AGENCY ISSUES (6.2%)
             U.S. GOVERNMENT (6.2%)
$   502        Government National Mortgage Assn.    7.50%    2/20/27     503
    496        Government National Mortgage Assn.    8.00     3/20/27     506
    546        Government National Mortgage Assn.    6.50    11/20/26     521
    981        Government National Mortgage Assn.    7.00     6/20/26     961
                                                                       ------
               Total U.S. government & agency
                 issues (cost: $2,446)                                  2,491
                                                                       ------
                    CORPORATE OBLIGATIONS (27.8%)

             BANK HOLDING COMPANIES (2.6%)
  1,000        HUBCO, Inc., Subordinated Debentures  8.20     9/15/06   1,041
                                                                       ------
             BANKS (2.5%)
  1,000        Capital One Bank, MTN                 7.35     6/20/00   1,015
                                                                       ------
             BROADCASTERS (2.6%)
  1,000        Tele-Communications, Inc.,
                Senior Notes                         8.25     1/15/03   1,030
                                                                       ------

B-46 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)     JUNE 30, 1997 (UNAUDITED)



Principal                                                                                   Market
  Amount                                                        Coupon                       Value
  (000)             Security                                     Rate        Maturity        (000)
----------          --------                                    -------      ---------      ------
            ELECTRONICS - INSTRUMENTATION (2.5%)
$ 1,000       Tektronix, Inc., Notes                            7.50%         8/01/03     $  1,015
                                                                                          --------
            MACHINE TOOLS (2.5%)
  1,000       Giddings and Lewis, Inc., Notes                   7.50         10/01/05          990
                                                                                          --------
            REAL ESTATE INVESTMENT TRUSTS (7.6%)
  1,000       Merry Land and Investment Co., Notes              7.25          6/15/05          995
  1,000       Nationwide Health Properties, Inc., MTN           8.61          3/01/02        1,058
  1,000       Washington Real Estate Investment Trust,
               Senior Notes                                     7.25          8/13/06        1,000
                                                                                          --------
                                                                                             3,053
                                                                                          --------
            RETAIL - FOOD CHAINS (2.5%)
  1,000       Great Atlantic & Pacific Tea, Inc.,
               Senior Notes                                     7.70          1/15/04        1,012
                                                                                          --------

            RETAIL - GENERAL MERCHANDISING (2.5%)
  1,000       Kmart Corp., Notes                                8.13%        12/01/06     $    985
                                                                                          --------
            TELEPHONES (2.5%)
  1,000       WorldCom, Inc., Senior Notes                      7.55          4/01/04        1,011
                                                                                          --------
              Total corporate obligations (cost: $11,043)                                   11,152
                                                                                          --------
                                        SHORT-TERM (2.1%)
            COMMERCIAL PAPER
    837       AT&T Capital Corp. (cost: $837)                   6.50          7/01/97          837
                                                                                          --------
              Total investments (cost: $31,404)                                           $ 39,867
                                                                                          ========

See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.


                                                     1997 SEMIANNUAL REPORT B-47

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

   PORTFOLIO OF INVESTMENTS IN SECURITIES         JUNE 30, 1997 (UNAUDITED)

                                                         Market
Number                                                    Value
of Shares      Security                                   (000)
---------      --------                                  -------
                             COMMON STOCKS (91.4%)
                AEROSPACE/DEFENSE (0.7%)
 3,200            AAR Corp.                                 $103
 4,500            First Aviation Services, Inc.  *            44
 3,800            Triumph Group, Inc.  *                     118
                                                          ------
                                                             265
                AIR FREIGHT (0.5%)
 2,800            Atlas Air, Inc.  *                          97
 6,500            Kitty Hawk, Inc.  *                         97
                                                          ------
                                                             194
                AIRLINES (0.2%)
 3,300            Midwest Express Holdings, Inc.  *           90
                                                          ------
                AUTO PARTS (0.7%)
 4,800            Aftermarket Technology Corp.  *            107
 3,300            Dura Automotive Systems, Inc.  *            92
 4,600            Keystone Automotive Industries, Inc.  *     78
                                                          ------
                                                             277
                                                          ------
                BANK HOLDING COMPANIES - MAJOR REGIONAL (1.4%)
 4,700            Bank United Corp.                          179
 7,600            Columbia Banking Systems, Inc.  *          153
 3,600            First Security Corp.                        98
 4,500            Hamilton Bancorp, Inc.  *                  120
                                                          ------
                                                             550
                                                          ------
                BEVERAGES - ALCOHOLIC (0.3%)
 2,300            The Robert Mondavi Corp.  *                109
                                                          ------
                BEVERAGES - SOFT DRINKS (0.3%)
 3,000            Starbucks Corp.  *                         117
                                                          ------
                BIOTECHNOLOGY (2.5%)
 1,300            Agouron Pharmaceuticals, Inc.  *           105
 4,100            Amgen, Inc.  *                             238
 6,500            BioChem Pharmaceuticals, Inc.  *           145
 3,000            CN Biosciences, Inc.  *                     57
 4,100            Genzyme Corp.  *                           114
 4,500            ILEX Oncology, Inc.  *                      71
 1,500            Protein Design Labs, Inc.  *                43
 6,000            Techne Corp.  *                            182
                                                          ------
                                                             955
                                                          ------
                BROADCASTERS (2.4%)
 3,600            Argyle Television, Inc.  *                  92
 3,600            Central European Media
                   Enterprises Ltd. "A" *                     94
 3,900            Clear Channel Communications, Inc.  *      240
 2,300            Emmis Broadcasting Corp.  *                100
 4,700            Gray Communications Systems, Inc.  *        98
 1,800            Heftel Broadcasting Corp.  *                99
 2,800            Outdoor Systems, Inc.  *                   107
 2,700            Univision Communications, Inc.  *          106
                                                          ------
                                                             936
                                                          ------
                BROKERAGE FIRMS (0.6%)
 2,300            Charles Schwab Corp.                        94
 3,700            Hambrecht & Quist Group  *                 121
                                                          ------
                                                             215
                                                          ------

                                                         Market
Number                                                    Value
of Shares      Security                                   (000)
---------      --------                                  -------

                BUILDING MATERIALS (0.3%)
 2,300            Comfort Systems USA, Inc.  *            $   36
 4,000            Wilmar Industries, Inc.  *                  97
                                                          ------
                                                             133
                                                          ------
                CHEMICALS (0.2%)
 5,500            NuCo2,  Inc.  *                             95
                                                          ------
                CHEMICALS - SPECIALTY (0.3%)
 2,800            Zoltek Companies, Inc.  *                  107
                                                          ------

                COMMUNICATION - EQUIPMENT MANUFACTURERS (8.1%)
10,150            3Com Corp.  *                              457
 5,400            Act Networks, Inc.  *                       69
 2,100            Advanced Fibre Communications, Inc.  *     127
 5,700            Aware, Inc.  *                              84
 8,200            Cascade Communications Corp.  *            227
 2,000            CIENA Corp.  *                              94
 3,200            Cisco Systems, Inc.  *                     215
 3,700            Datum, Inc.  *                             115
 8,800            FORE Systems, Inc.  *                      120
 5,100            Harmonic Lightwaves, Inc.  *                87
 6,400            MAS Technology Ltd.  *                      95
 6,800            ODS Networks, Inc.  *                       81
 7,400            Orckit Communications Ltd.  *              107
 5,100            Ortel Corp.  *                              92
 6,300            P-Com, Inc.  *                             208
 4,200            Pairgain Technologies, Inc.  *              65
 5,500            Peerless Systems Corp.  *                   76
 1,800            QualComm, Inc.  *                           92
 5,250            REMEC, Inc.  *                             123
 3,300            Sawtek, Inc.  *                            111
 4,700            Spectrian Corp.  *                         173
 2,000            Tellabs, Inc.  *                           112
 8,500            ViaSat, Inc.  *                            123
 4,500            Xylan Corp.  *                              76
   800            Yurie Systems, Inc.  *                      14
                                                          ------
                                                           3,143
                COMPUTER SOFTWARE & SERVICE (11.2%)
 3,200            Affiliated Computer Services, Inc.  *       90
 5,000            Alternative Resources Corp.  *             102
 3,600            Arbor Software Corp.  *                    127
 1,300            ARIS Corp.  *                               28
 3,800            Aspect Development, Inc.  *                 99
 4,100            Avant Corp.  *                             133
11,400            Award Software International, Inc.  *      137
 5,100            CCC Information Services Group, Inc.  *     99
 5,800            Checkfree Corp.  *                         102
 3,800            Claremont Technology Group, Inc.  *         90
 4,000            Complete Business Solutions, Inc.  *        99
 1,700            Computer Associates International, Inc.     95
 7,100            Credit Management Solutions, Inc.  *        94
 1,600            DBT Online, Inc.  *                         86
 5,700            Gemstar International Group Ltd.  *        105
 7,500            Geotel Communications Corp.  *             100
   800            Great Plains Software, Inc.  *              22
 3,800            Harbinger Corp.  *                         106
 3,100            HNC Software, Inc.  *                      118


B-48 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)   JUNE 30, 1997 (UNAUDITED)

                                                         Market
Number                                                    Value
of Shares       Security                                  (000)
---------       --------                                 -------
 7,000            H.T.E., Inc.  *                             75
 2,300            I2 Technologies, Inc.  *                    71
 7,600            Industri-Matematik International
                   Corp.  *                                  124
 3,700            IONA Technologies plc  *                    73
 8,600            Macrovision Corp.  *                       117
 5,600            Mercury Interactive Corp.  *                83
 1,200            Microsoft Corp.  *                         152
 3,500            New Era of Networks, Inc.  *                58
 3,300            Pegasystems, Inc.  *                       104
 2,000            PeopleSoft, Inc.  *                        106
 4,100            Phoenix International Ltd., Inc.  *         94
 6,400            PLATINUM Technology, Inc.  *                85
15,300            Pure Atria Corp.  *                        216
 1,100            RWD Technologies, Inc.  *                   19
 2,700            Security Dynamics Technologies, Inc.  *    100
 6,700            Simulation Sciences, Inc.  *               102
 5,900            Smallworld plc ADR  *                      100
 8,100            SRS Labs, Inc.  *                           82
 3,100            Sterling Commerce, Inc.  *                 102
 2,800            Tecnomatix Technologies Ltd.  *             91
 7,300            Transaction Network Services, Inc.  *      103
 3,100            Transaction Systems Architects, Inc.  *    107
 2,800            Wind River Systems, Inc.  *                107
 7,200            Wonderware Corp.  *                        102
 6,500            XcelleNet, Inc.  *                         106
                                                          ------
                                                           4,311

                COMPUTER SYSTEMS (3.2%)
 3,700            CHS Electronics, Inc.  *                    98
 1,700            Dell Computer Corp.  *                     200
 1,100            Genesys Telecommunications Laboratory,
                   Inc. *                                     30
 3,700            Ingram Micro, Inc  *                        89
 6,900            Invision Technologies, Inc.  *              84
 4,400            Iomega Corp.  *                             87
 5,400            Komag, Inc.  *                              88
 8,700            Melita International Corp.  *              109
 3,800            Micron Electronics, Inc.  *                 68
 3,700            Pomeroy Computer Resources, Inc.  *         92
 3,200            Read-Rite Corp.  *                          67
 7,200            Sandisk Corp.  *                           105
 4,400            SBS Technologies, Inc.  *                  102
                                                          ------
                                                           1,219
                                                          ------
                COSMETICS (0.6%)
 1,200            Revlon, Inc. "A"  *                         62
 3,100            The Estee Lauder Companies, Inc.           156
                                                          ------
                                                             218
                DRUGS (0.5%)
 1,300            Elan Corp. plc ADR  *                       59
 3,500            Kos Pharmaceuticals, Inc.  *                97
   800            Teva Pharmaceutical Industries Ltd.         52
                                                          ------
                                                             208

                ELECTRICAL EQUIPMENT (0.5%)
 3,300            Chicago Miniature Lamp, Inc.  *             82
 5,200            Westinghouse Electric Corp.                120
                                                          ------
                                                             202


                                                         Market
Number                                                    Value
of Shares       Security                                  (000)
---------       --------                                 -------

                ELECTRONICS - INSTRUMENTATION (3.7%)
 4,800            Brooks Automation, Inc.  *              $   92
 2,800            CFM Technologies, Inc.  *                   92
 2,000            Cymer, Inc.  *                              98
 3,700            Electroglas, Inc.  *                        93
 4,900            EMCORE Corp.  *                             82
 5,500            Etec Systems, Inc.  *                      236
 6,800            HMT Technology Corp.  *                     88
 3,800            IKOS Systems, Inc.  *                       81
 6,000            Integrated Measurement Systems, Inc.  *     89
 5,800            Integrated Process Equipment Corp.  *      147
 3,500            LeCroy Corp.  *                            129
 2,500            Photronics, Inc.  *                        119
 2,800            Speedfam International, Inc.  *            101
                                                          ------
                                                           1,447
                ELECTRONICS - SEMICONDUCTORS (4.0%)
 1,700            3DFX Interactive, Inc.  *                   23
 2,200            Advanced Micro Devices, Inc.  *             79
 4,300            Benchmarq Microelectronics, Inc.  *         74
 6,000            ESS Technology, Inc.  *                     81
 1,000            Intel Corp.                                142
 1,600            Lattice Semiconductors Corp.  *             90
 2,500            LSI Logic Corp.  *                          80
 3,200            MEMC Electronic Materials, Inc.  *         105
 2,800            Microchip Technology, Inc.  *               83
 6,400            Peak International Ltd.  *                  77
 4,600            PMC Sierra, Inc.  *                        121
 2,600            RF Micro Devices Inc.  *                    50
 4,500            SDL, Inc.  *                                86
 2,400            SMART Modular Technologies, Inc.  *         81
 2,800            Triquint Semiconductor, Inc.  *             96
 2,600            Vitesse Semiconductor Corp.  *              85
 3,600            VLSI Technology, Inc.  *                    85
 4,800            Zoran Corp.  *                             108
                                                          ------
                                                           1,546
                                                          ------
                ENTERTAINMENT (0.2%)
 5,200            Ballantyne of Omaha, Inc.  *                94
                                                          ------
                FINANCE - BUSINESS/COMMERCIAL (0.2%)
 4,100            Medallion Financial Corp.                   78
                                                          ------
                FINANCE - CONSUMER (2.1%)
 1,800            Associates First Capital Corp.             100
 4,200            Conti Financial Corp.  *                   153
 4,700            FIRSTPLUS Financial Group, Inc.  *         160
 1,200            Household International, Inc.              141
 3,500            NCO Group,  Inc.  *                        103
 6,000            The Money Store, Inc.                      172
                                                          ------
                                                             829
                                                          ------
                FINANCE - REAL ESTATE (0.5%)
12,000            IMC Mortgage Co.  *                        199
                                                          ------
                FOODS (0.2%)
 1,600            Suiza Foods Corp.  *                        66
                                                          ------

                                                     1997 SEMIANNUAL REPORT B-49

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)   JUNE 30, 1997 (UNAUDITED)


                                                          Market
Number                                                     Value
of Shares       Security                                   (000)
---------       --------                                 -------
                GAMING COMPANIES (0.5%)
  2,400           Anchor Gaming  *                       $   115
  5,400           Penn National Gaming, Inc.  *               80
                                                          ------
                                                             195
                                                          ------
                HEALTHCARE - DIVERSIFIED (0.5%)
 5,300            PhyCor, Inc.  *                            182
                                                          ------
                HEALTHCARE - MISCELLANEOUS (4.8%)
 3,400            CRA Managed Care, Inc.  *                  178
 3,800            Express Scripts, Inc. "A"  *               159
 6,000            HBO & Co.                                  413
 2,900            HCIA, Inc.  *                               97
 3,700            Nu Skin Asia Pacific, Inc.  *               98
12,500            Orthodontic Centers of America, Inc.  *    227
 3,500            PAREXEL International Corp.  *             111
 4,000            Pediatrix Medical Group, Inc.  *           183
 2,500            Renal Care Group, Inc.  *                  104
 6,300            Renal Treatment Centers, Inc.  *           169
 2,500            Total Renal Care Holdings, Inc.  *         101
                                                          ------
                                                           1,840
                                                          ------
                HOME FURNISHINGS & APPLIANCES (0.4%)
 1,000            Ethan Allen Interiors, Inc.                 57
 4,000            Industrie Natuzzi S.p.A. ADR               102
                                                          ------
                                                             159
                                                          ------
                HOSPITALS (1.0%)
 7,200            HEALTHSOUTH Rehabilitation Corp.  *        180
 5,300            National Surgery Centers, Inc.  *          187
                                                          ------
                                                             367
                                                          ------
                HOTEL/MOTEL (0.7%)
 3,900            Bristol Hotel Co.  *                       150
 3,600            Four Seasons Hotels, Inc.                  107
                                                          ------
                                                             257
                                                          ------
                HOUSEHOLD PRODUCTS (0.2%)
 8,000            USA Detergents, Inc.  *                     82
                                                          ------

                INSURANCE - LIFE (0.5%)
 5,500            Hartford Life, Inc.  *                     206
                                                          ------
                INSURANCE - PROPERTY/CASUALTY (0.3%)
 3,700            HCC Insurance Holdings, Inc.                99
                                                          ------
                LEISURE TIME (.9%)
 3,500            Action Performance Companies, Inc.  *       85
 6,100            RockShox, Inc.  *                          105
 6,000            West Marine, Inc.  *                       155
                                                          ------
                                                             345
                                                          ------
                MACHINERY - DIVERSIFIED (0.7%)
   900            JLK Direct Distribution, Inc.  *            23
 5,700            RDO Equipment Co.  *                       127
 4,300            U. S. Rentals, Inc.  *                     109
                                                          ------
                                                             259
                                                          ------
                MANUFACTURING - DIVERSIFIED INDUSTRIES (0.3%)
 4,800            United States Filter Corp.  *              131
                                                          ------
                MEDICAL PRODUCTS & SUPPLIES (2.3%)
 3,300            AmeriSource Health Corp.  *                165
 8,500            Bionx Implants, Inc.  *                    144
 5,600            Omnicare, Inc.                             176


                                                          Market
Number                                                     Value
of Shares       Security                                   (000)
---------       --------                                 -------

 5,000            Serologicals Corp.  *                   $  115
 3,700            SONUS Pharmaceuticals, Inc.  *             104
 3,000            Spine-Tech, Inc.  *                        111
 2,000            Vertex Pharmaceuticals, Inc.  *             77
                                                          ------
                                                             892
                                                          ------
                NURSING CARE (1.0%)
 5,000            American Homepatient, Inc.  *              125
 3,900            Multicare Companies, Inc.                  107
 4,800            Sunrise Assisted Living, Inc.  *           168
                                                          ------
                                                             400
                                                          ------
                OIL - EXPLORATION & PRODUCTION (0.7%)
 9,600            Chesapeake Energy Corp.                     94
 3,400            Stone Energy Corp.  *                       93
 4,000            Swift Energy Co.  *                         96
                                                          ------
                                                             283
                                                          ------
                OIL & GAS DRILLING (2.1%)
 1,400            Diamond Offshore Drilling, Inc.  *         109
 4,100            Falcon Drilling Co., Inc.  *               236
10,600            Santa Fe International Corp.  *            361
 1,500            Transocean Offshore, Inc.                  109
                                                          ------
                                                             815
                                                          ------
                OIL WELL EQUIPMENT & SERVICE (2.1%)
 4,600            EVI, Inc.  *                               193
 6,700            Halter Marine Group, Inc.  *               161
 4,500            Hvide Marine, Inc. "A"  *                   99
 2,400            National-Oilwell, Inc.  *                  138
 5,000            Trico Marine Services, Inc.  *             109
 3,500            Varco International, Inc.  *               113
                                                          ------
                                                             813
                                                          ------
                POLLUTION CONTROL (1.2%)
 5,500            American Disposal Services, Inc.  *        124
 9,200            Superior Services, Inc.  *                 219
 2,000            Waste Industries, Inc.  *                   35
 6,400            Waterlink, Inc.  *                          83
                                                          ------
                                                             461
                                                          ------
                PUBLISHING (0.5%)
 3,000            C/NET, Inc.  *                              88
 3,800            World Color Press, Inc.  *                  90
                                                          ------
                                                             178
                                                          ------
                REAL ESTATE INVESTMENT TRUSTS (1.6%)
10,000            Alexandria Real Estate Equities, Inc.  *   219
   550            Crescent Operating, Inc.  *                  7
 5,500            Crescent Real Estate Equities Co.          175
 3,500            Golf Trust of America, Inc.                 97
 2,400            Starwood Lodging Trust                     102
                                                          ------
                                                             600
                                                          ------
                RESTAURANTS (0.9%)
 4,400            Logan's Roadhouse, Inc.  *                 105
 3,900            Papa John's International, Inc.  *         143
 5,600            PJ America, Inc.  *                         95
                                                          ------
                                                             343
                                                          ------
                RETAIL - FOOD CHAINS (0.7%)
 2,800            Disco S.A. ADS  *                          111
 6,000            Dominick's Supermarkets, Inc.  *           160
                                                          ------
                                                             271
                                                          ------

B-50 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)   JUNE 30, 1997 (UNAUDITED)

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------
                RETAIL - GENERAL MERCHANDISING (0.3%)
  2,400           Dollar Tree Stores, Inc.  *                        $  121

                RETAIL - SPECIALTY (4.5%)
  6,500           99 Cents Only Stores  *                               196
  5,700           Abercrombie & Fitch Co.  *                            106
  4,600           CompUSA, Inc.  *                                       99
  4,400           Delia's, Inc.  *                                       81
  3,600           Fastenal Co.                                          176
  3,000           Gadzooks, Inc.  *                                      59
 10,000           Garden Ridge Corp.  *                                 125
  6,000           Guitar Center, Inc.  *                                101
  1,500           Home Depot, Inc.                                      104
  8,400           Just For Feet, Inc.  *                                147
  4,800           K&G Men's Center, Inc.  *                             104
  2,700           MSC Industrial Direct Co., Inc.  *                    108
  3,700           Nine West Group, Inc.  *                              141
  4,000           Paul Harris Stores, Inc.  *                            67
  3,600           U.S. Office Products Co.  *                           110
                                                                    -------
                                                                      1,724
                                                                    -------
                SPECIALIZED SERVICES (9.7%)
  3,900           AccuStaff, Inc.  *                                     92
  4,700           Administaff, Inc.  *                                  114
  4,800           Altron, Inc.  *                                        72
  6,300           APAC TeleServices, Inc.  *                            122
  2,500           Benchmark Electronics, Inc.  *                        101
  3,700           COREStaff, Inc.  *                                    100
  4,300           Corrections Corp. of America  *                       171
  3,700           Data Processing Resources Corp.  *                     86
  5,400           Fine Host Corp.  *                                    170
  6,400           Getty Communications plc ADR  *                        94
  5,000           Hertz Corp.  *                                        180
  2,800           Information Management Resources, Inc.  *             127
  4,600           International Network Services  *                     120
  5,200           International Telecommunication Data
                   Systems, Inc.  *                                     127
  4,100           Lamar Advertising Co. "A"*                            105
  4,500           Mastech Corp.  *                                       91
  4,700           Maximus, Inc.  *                                       84
  5,200           Merix Corp.  *                                         86
  4,400           Nova Corp.  *                                         114
  6,100           PMT Services, Inc.  *                                  93
  4,200           Precision Response Corp.  *                            69
  4,900           RemedyTemp, Inc. "A"  *                                86
  1,300           Rental Service Corp.  *                                34
  4,100           Romac International, Inc.  *                          134
  3,400           SCB Computer Technology, Inc.  *                       80
  7,300           SITEL Corp.  *                                        151
  3,400           Snyder Communications, Inc.  *                         92
  5,200           Staff Leasing Inc.  *                                  98
  4,700           Staffmark, Inc.  *                                    105
  5,600           StarTek, Inc.  *                                       84
  4,500           Sykes Enterprises, Inc.  *                            117
  3,600           Teletech Holdings, Inc.  *                             95
  3,000           Universal Outdoor Holdings, Inc.  *                   105
  4,700           Wackenhut Corrections Corp.  *                        137
  3,700           Whittman-Hart, Inc.  *                                104
                                                                    -------
                                                                      3,740
                                                                    -------

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------

                TELECOMMUNICATIONS (1.5%)
  3,600           ACC Corp.  *                                      $   111
  3,300           Pacific Gateway Exchange, Inc.  *                      93
  3,400           Premiere Technologies, Inc.  *                         88
    800           Qwest Communications International, Inc.  *            22
  6,200           SmartTalk TeleServices, Inc.  *                        96
  3,900           STAR Telecommunications, Inc.  *                       52
  6,500           Tel-Save Holdings, Inc.  *                             99
                                                                    -------
                                                                        561
                                                                    -------
                TELEPHONES (2.6%)
  5,700           Brightpoint, Inc.  *                                  186
  3,600           Brooks Fiber Properties, Inc.  *                      122
  6,500           InterCel, Inc.  *                                      87
  3,000           Intermedia Communications of Florida, Inc.  *          97
  3,800           IXC Communications, Inc.  *                           100
  3,700           McLeod, Inc.  *                                       125
  5,900           Omnipoint Corp.  *                                     98
  3,000           Teleport Communications Group, Inc.  *                102
  7,500           Western Wireless Corp. "A"  *                         119
                                                                    -------
                                                                      1,036
                                                                    -------
                TEXTILES (2.3%)
  9,800           Cutter & Buck, Inc.  *                                159
  1,400           Gucci Group N.V.  *                                    90
  6,000           North Face, Inc.  *                                   110
  3,300           Polo Ralph Lauren Corp.  *                             90
  6,300           St. John Knits, Inc.                                  340
  2,300           Tommy Hilfiger Corp.  *                                93
                                                                    -------
                                                                        882
                                                                    -------
                Tobacco (0.1%)
  1,300           800-Junior Cigar, Inc.  *                              27
                                                                    -------

                TOYS (0.3%)
  3,000           Consolidated Stores Corp.  *                          104
                                                                    -------
                TRANSPORTATION - MISCELLANEOUS (0.3%)
  3,600           Hub Group, Inc. "A"  *                                108
                                                                    -------
                MISCELLANEOUS (0.5%)
    600           Arm Financial Group, Inc.  *                           12
  4,300           Stewart Enterprises, Inc.                             181
                                                                    -------
                                                                        193
                                                                    -------
                  Total common stocks (cost: $32,330)                35,277
                                                                    -------
Principal
  Amount
  (000)
________
                              SHORT-TERM (10.0%)

                        U.S. GOVERNMENT & AGENCY ISSUE

$3,860          Federal Home Loan Mortgage, Discount Note,
                5.75%, 7/01/97  (cost: $3,860)                        3,860
                                                                    -------
                Total investments (cost: $36,190)                   $39,137
                                                                    =======


*Non-income producing.
See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.


                                                     1997 SEMIANNUAL REPORT B-51

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES       JUNE 30, 1997 (UNAUDITED)


                                                                       Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                              -------
                STOCKS (90.5%)

                ARGENTINA (0.9%)
  2,000           Disco S.A. ADS  *                                    $   79
  2,600           IRSA Inversiones y Representaciones S.A. GDS            114
                                                                       ------
                                                                          193
                                                                       ------
                AUSTRALIA (2.3%)
  8,600           Broken Hill Proprietary Co. Ltd.                        127
 23,300           CSL Ltd.                                                143
 21,000           Village Roadshow Ltd. (Preferred)                        53
 19,500           Woodside Petroleum Ltd.                                 168
                                                                       ------
                                                                          491
                                                                       ------
                AUSTRIA (2.9%)
  1,262           Austria Mikro Systeme International AG                  107
  2,000           Boehler Uddeholm AG                                     155
  3,400           VA Stahl AG                                             154
  1,200           VA Technologie AG                                       220
                                                                       ------
                                                                          636
                                                                       ------
                BELGIUM (1.6%)
    400           Colruyt S.A.                                            195
  1,700           Union Miniere S.A.  *                                   159
                                                                       ------
                                                                          354
                                                                       ------
                BRAZIL (2.1%)
    6,000         Multicanal Participacoes S.A. ADS (Preferred)  *         82
1,600,000         Telebras PN S.A.  (Preferred)                           243
    3,400         Uniao de Bancos Brasileiros S.A. (Unibanco)  GDR  *     126
                                                                       ------
                                                                          451
                                                                       ------
                CANADA (5.9%)
  3,500           Alliance Forest Products, Inc.  *                        85
  7,600           Anderson Exploration Ltd.  *                             98
 34,800           Beau Canada Exploration Ltd.  *                          78
  4,800           Canadian National Railway Co.                           210
  9,500           Canadian Occidental Petroleum Ltd.                      213
 10,300           Gulf Canada Resources Ltd.  *                            84
 21,400           National Bank of Canada                                 268
  5,800           OSF, Inc.  *                                             47
  1,700           St. Laurent Paperboard, Inc.  *                          27
  6,800           Suncor, Inc.                                            182
                                                                       ------
                                                                        1,292
                                                                       ------
                CHINA (1.0%)
 62,000           Cosco Pacific Ltd.                                      144
 28,000           New World Infrastructure Ltd.  *                         79
                                                                       ------
                                                                          223
                                                                       ------
                CZECH REPUBLIC (0.2%)
  2,500           Komercni Banka A.S. GDR                                  52
                                                                       ------
                DENMARK (3.7%)
  1,400           Carli Gry International A/S                              80
  1,800           ISS International Service System A/S "B"  *              64


                                                                       Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                              -------

  1,300           Novo Nordisk A/S "B"                                  $ 142
 10,000           SAS Danmark A/S                                         117
 10,000           Tele Danmark A/S ADS                                    261
  2,700           Unidanmark A/S                                          152
                                                                       ------
                                                                          816
                                                                       ------
                EGYPT (0.2%)
  2,500           Suez Cement Co. S.A.E. GDS  *                            50
                                                                       ------
                FINLAND (1.2%)
  3,100           Nokia Corp. ADS                                         229
    400           Raision Tehtaat                                          27
                                                                       ------
                                                                          256
                                                                       ------
                FRANCE (4.4%)
  4,000           Bouygues Offshore S.A. ADR                               50
  4,600           Coflexip ADS  *                                         139
  3,100           Elf Aquitaine ADS                                       169
  1,400           Eramet Group                                             64
    800           Essilor International                                   216
  2,000           Louis Dreyfus Citrus  *                                  75
    500           Pathe S.A.  *                                            99
  2,500           Valeo S.A.                                              155
                                                                       ------
                                                                          967
                                                                       ------
                GERMANY (2.8%)
    100           Beta Systems Software AG  *                              12
  2,600           Leica Camera AG  *                                       64
  1,500           Pfeiffer Vacuum Technology AG ADS  *                     44
  5,800           Rofin-Sinar Technologies, Inc.  *                       111
    200           SAP AG                                                   40
    300           SAP AG (Preferred)                                       62
  4,800           Veba AG                                                 270
                                                                       ------
                                                                          603
                                                                       ------
                HONG KONG (1.0%)
120,000           Amoy Properties Ltd.                                    133
  3,000           Asia Satellite Telecommunications Holdings Ltd. ADR      90
                                                                       ------
                                                                          223
                                                                       ------
                HUNGARY (0.6%)
  6,000           Mol Magyar Olaj-Es Gazipari GDS                         134
                                                                       ------
                INDIA (1.0%)
  3,000           Hindalco Industries Ltd. GDR                            106
  5,500           Videsh Sanchar Nigam Ltd. GDR  *                        114
                                                                       ------
                                                                          220
                                                                       ------
                INDONESIA (0.9%)
 20,000           PT Astra International, Inc.                             82
 29,000           PT HM Sampoerna                                         111
                                                                       ------
                                                                          193
                                                                       ------
                ISRAEL (1.6%)
  2,400           Blue Square - Israel Ltd. ADS  *                         41
  4,500           ECI Telecommunications Ltd.                             134
  2,500           Teva Pharmaceutical Industries Ltd.                     162
                                                                       ------
                                                                          337
                                                                       ------

B-52 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)    JUNE 30, 1997 (UNAUDITED)

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------
                ITALY (2.3%)
  4,100           ENI S.p.A. ADS                                    $   233
  4,957           Instituto Bancario San Paulo di Torino S.p.A.          36
250,000           SEAT S.p.A.  *                                         81
 44,000           STET S.p.A.                                           153
                                                                    -------
                                                                        503
                                                                    -------
                JAPAN (13.8%)
  8,000           Bridgestone Corp.                                     186
  8,000           Canon, Inc.                                           218
  5,000           Daibiru Corp.                                          60
 14,000           Hitachi Ltd.                                          156
  7,000           Honda Motor Co. Ltd.                                  211
  5,000           Hoya Corp.                                            223
  4,000           Ito-Yokado Co. Ltd.                                   232
  1,000           Kyocera Corp.                                          79
  2,600           Laox Co. Ltd.                                          37
 19,000           Minebea Co. Ltd.                                      202
 24,000           Mitsubishi Heavy Industries Ltd.                      184
  7,000           Namco                                                 270
    300           Nippon Television Network                             120
 29,000           NKK Corp.                                              62
  8,000           Nomura Securities Co. Ltd.                            110
      5           NTT Data Communications Systems Corp.                 193
 16,000           Shiseido Co. Ltd.                                     264
 11,000           Terumo Corp.                                          210
                                                                    -------
                                                                      3,017
                                                                    -------
                KOREA (0.6%)
  4,000           Korea Electric Power Corp.                            119
                                                                    -------
                MALAYSIA (0.4%)
 11,000           Edaran Otomobil Nasional Bhd                           94
                                                                    -------
                MEXICO (3.3%)
  9,000           Desc, Sociedad de Fomento Industrial,
                   S.A. de C.V. ADS                                     262
  9,000           Panamerican Beverages, Inc. "A"                       296
  9,000           Tubos de Acero de Mexico, S.A. ADS  *                 166
                                                                    -------
                                                                        724
                                                                    -------
                NETHERLANDS (4.4%)
  2,300           Akzo Nobel N.V.                                       315
  2,000           Brunel International N.V.  *                           44
  1,900           EVC International N.V.                                 48
  2,100           ING Group N.V.                                         97
  1,000           Oce-van der Grinten N.V.                              129
  2,000           Philips Electronics N.V.                              144
  8,000           Verenigd Besit VNU                                    177
                                                                    -------
                                                                        954
                                                                    -------
                NORWAY (1.5%)
 29,200           Christiania Bank og Kreditkasse                       100
 10,000           Nycomed ASA                                           147
  4,000           Schibsted ASA                                          79
                                                                    -------
                                                                        326
                                                                    -------

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------

                PERU (0.2%)
  2,000           Telefonica del Peru S.A. "B" ADS                  $    52
                                                                    -------
                PHILIPPINES (0.2%)
180,000           SM Prime Holdings, Inc.                                53
                                                                    -------
                POLAND (0.6%)
  9,000           Elektrim S.A.                                          78
 11,000           Polifarb-Cieszyn S.A.                                  56
                                                                    -------
                                                                        134
                                                                    -------
                PORTUGAL (2.6%)
  7,000           Banco Totta E Acores S.A.                             117
  7,000           Cimentos de Portugal S.A.                             163
  7,000           Portugal Telecom S.A. ADS                             281
                                                                    -------
                                                                        561
                                                                    -------
                RUSSIA (1.3%)
    700           LUKoil ADR                                             55
  2,800           Mosenergo ADR  *                                      122(a)
279,000           Unified Energy Systems  *                             100
                                                                    -------
                                                                        277
                                                                    -------
                SINGAPORE (1.0%)
 19,000           Overseas Union Bank Ltd.                              118
  3,800           Overseas Union Bank Ltd. Rights                         5
 20,000           Singapore Land Ltd.                                    91
                                                                    -------
                                                                        214
                                                                    -------
                SOUTH AFRICA (0.9%)
 17,000           Gencor Ltd.                                            78
  3,500           South African Breweries Ltd.                          108
                                                                    -------
                                                                        186
                                                                    -------
                SPAIN (2.5%)
  4,000           Corporacion Bancaria de Espana S.A.                   224
  2,500           Corporacion Mapfre                                    133
  2,300           Telefonica de Espana S.A. ADR                         198
                                                                    -------
                                                                        555
                                                                    -------
                SWEDEN (3.0%)
  7,000           Autoliv AB SDR  *                                     269
  3,900           Hemkopskedjan AB  *                                    40
 10,220           NK Cityfastigheter AB  *                               73
 10,000           Volvo AB                                              268
                                                                    -------
                                                                        650
                                                                    -------
                SWITZERLAND (4.1%)
    200           Novartis AG                                           320
  1,000           Oerlikon Buhrle AG  *                                 117
    400           Selecta Group  *                                       61
     70           SGS Group AG                                          150
    200           Sulzer AG P.C.                                        171
  5,000           Tag Heuer International S.A. ADR  *                    75
                                                                    -------
                                                                        894
                                                                    -------


                                                     1997 SEMIANNUAL REPORT B-53

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)    JUNE 30, 1997 (UNAUDITED)

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------
                TAIWAN (0.9%)
    4,500         Acer, Inc. GDR  *                                 $    80
    5,000         China Steel Corp. GDS                                 107
                                                                    -------
                                                                        187
                                                                    -------
                THAILAND (0.1%)
  20,000          Bank Of Ayudhya Public Co. Ltd.                        31
                                                                    -------
                TURKEY (0.4%)
4,194,000         Yapi Ve Kredi Bankasi A.S.                             96
                                                                    -------
                UNITED KINGDOM (11.1%)
  63,400          Avis Europe plc  *                                    144
  15,000          Cadbury Schweppes plc                                 134
  49,000          Cookson Group plc                                     171
  45,000          Corporate Services Group plc                          140
   6,800          DFS Furniture Co. plc                                  64
   2,900          Doncasters plc ADS  *                                  67
   6,000          EMI Group plc                                         108
  14,400          Harvey Nichols plc                                     68
  30,000          LucasVarity plc                                       104
  53,800          Medeva plc                                            230
  18,200          National Westminster Bank plc                         245
  34,000          Reuters Holdings plc                                  358
  34,000          Safeway plc                                           197
  45,800          Tomkins plc                                           198
  48,400          WPP Group plc                                         198
                                                                    -------
                                                                      2,426
                                                                    -------

                                                                     Market
Number                                                                Value
of Shares       Security                                              (000)
---------       --------                                            -------

                VENEZUELA (0.4%)
   1,900          Compania Anonima Nacional Telefonos
                   De Venezuela ADS  *                              $    82
                                                                    -------
                OTHER HOLDINGS (0.6%)
 110,000          Central European Growth Fund plc                      122
                                                                    -------
                  Total stocks (cost: $18,770)                       19,748
                                                                    -------

Principal
  Amount
  (000)
---------

                U.S. GOVERNMENT & AGENCY ISSUE (13.1%)
$2,875            Federal Home Loan Mortgage, 5.75%, 7/01/97
                   (cost: $2,875)                                     2,875
                                                                    -------
                  Total investments (cost: $21,645)                 $22,623
                                                                    =======

*Non-income producing.


B-54 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

      PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)   JUNE 30, 1997



                         PORTFOLIO SUMMARY BY INDUSTRY

          U. S. Government & Agency Issues               13.1%
          Telecommunications Related                      7.4
          Oil Related                                     7.3
          Bank Related                                    7.2
          Healthcare Related                              7.2
          Retail Related                                  5.0
          Auto Parts                                      4.5
          Specialized Services                            4.1
          Automobiles                                     3.0
          Steel                                           3.0
          Electric Power                                  2.8
          Computer - Software Service                     2.7
          Electronics Related                             2.4
          Real Estate                                     2.4
          Beverages - Soft Drink                          2.3
          Conglomerates                                   2.0
          Manufacturing - Diversified Industries          1.8
          Publishing                                      1.8
          Chemical Related                                1.7
          Engineering & Construction                      1.7
          Broadcasters                                    1.4
          Computer Systems                                1.4
          Machinery Diversified                           1.4
          Metals - Miscellaneous                          1.4
          Building Materials Group                        1.2
          Cosmetics                                       1.2
          Electrical Equipment                            1.0
          Insurance - Multiple/Line Companies             1.0
          Office Equipment & Supplies                     1.0
          Railroads                                       1.0
          Other                                           8.2
                                                        -----
          Total                                         103.6%
                                                        =====

See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.

                                                     1997 SEMIANNUAL REPORT B-55

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST

               NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

                           JUNE 30, 1997 (UNAUDITED)


General Notes

Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADS/ADR - American Depositary Shares/ Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR - Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.


PORTFOLIO DESCRIPTION ABBREVIATIONS

CP           Commercial Paper
CRE          Credit Enhanced
IDA          Industrial Development
             Authority/Agency
MTN          Medium-Term Note
RB           Revenue Bond

CATEGORIES AND DEFINITIONS

The securities in USAA Life VA Money Market Fund are divided into two categories- fixed rate instruments and variable rate demand notes.

FIXED RATE INSTRUMENTS - consist of corporate and government notes and commercial paper. The coupon rate is constant to maturity.

VARIABLE RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The VRDN's effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with applicable regulatory requirements. Most VRDNs possess a credit enhancement.

CREDIT ENHANCEMENT - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance compa ny, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement, rather than the credit standing of the issuer.


See accompanying "Notes to Financial Statements" on page B-62.


                                                     1997 SEMIANNUAL REPORT B-57

                          USAA LIFE INVESTMENT TRUST

                     STATEMENTS OF ASSETS AND LIABILITIES

       (IN THOUSANDS)                         JUNE 30, 1997 (UNAUDITED)

                                USAA Life VA   USAA Life VA  USAA Life VA  USAA Life VA   USAA Life VA   USAA Life VA  USAA Life VA
                                Money Market      Income      Growth and   World Growth    Diversified    Aggressive   International
                                    Fund           Fund      Income Fund       Fund       Assets Fund    Growth Fund      Fund
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
ASSETS
 Investments in securities, at
  market value (identified cost
  of $14,750, $22,876, $48,179,
  $28,259, $31,404, $36,190,
  and $21,645, respectively)    $     14,750   $     24,333  $     67,092  $     37,229   $     39,867   $     39,137  $     22,623
 Cash                                      -             10             3             1              1              2             3
 Cash denominated in foreign
  currencies (identified cost
  of $68 and $61, respectively)            -             -              -            68              -              -            61
  Receivables:
  Capital shares sold                    216              5            92            20             12              2            25
  Dividends and interest                  21            271           151            98            304              2            29
  Securities sold                          -              -             -           103              -              -            48
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
  Total assets                        14,987         24,619        67,338        37,519         40,184         39,143        22,789
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
LIABILITIES
 Securities purchased                      -              -            60           706              -            521           929
 Unrealized depreciation on
 foreign currency contracts
  held, at value                           -              -             -             2              -              -             2
 Capital shares redeemed                  90              3             1             2              7              -             -
 Accrued advisory fees                     -              -            30            19             10              8             3
 Accounts payable and accrued
  expenses                                16             21            31            41             29             19            28
                                 -----------    -----------   -----------   -----------    -----------    -----------   -----------

  Total liabilities                      106             24           122           770             46            548           962
                                 -----------    -----------   -----------   -----------    -----------    -----------   -----------

 Net assets applicable to
  capital shares outstanding     $    14,881    $    24,595  $    67,216    $    36,749    $    40,138    $    38,595   $    21,827
                                 ===========    ===========   ===========   ===========    ===========    ===========   ===========
REPRESENTED BY:
 Paid-in capital                 $    14,881    $    22,809  $    45,880    $    25,812    $    30,619    $    35,568   $    20,748
 Accumulated undistributed net
  investment income                        -            862          594            263            730             18            63
 Accumulated net realized gain
  (loss) on investments                    -           (533)       1,829          1,704            326             62            39
 Net unrealized appreciation of
  investments                              -          1,457       18,913          8,970          8,463          2,947           978
 Net unrealized depreciation on
  foreign currency translations            -              -            -              -              -              -            (1)

                                 -----------    -----------   -----------   -----------    -----------    -----------   -----------

 Net assets applicable to
  capital shares outstanding     $    14,881    $    24,595   $    67,216   $    36,749    $    40,138    $    38,595   $    21,827
                                 ===========    ===========   ===========   ===========    ===========    ===========   ===========

 Capital shares outstanding,
  unlimited number of shares
  authorized, no par value            14,881          2,279         3,841         2,530          2,860          3,459         2,038
                                 ===========    ===========   ===========   ===========    ===========    ===========   ===========

 Net asset value, redemption
  price, and offering price
  per share                      $      1.00    $    10.79    $    $17.50   $     14.53    $     14.03    $     11.16   $     10.71
                                 ===========    ===========   ===========   ===========    ===========    ===========   ===========


See accompanying "Notes to Financial Statements" on page B-62.

B-58 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                           STATEMENTS OF OPERATIONS

             (In Thousands)                                Six-month period ended June 30, 1997 (Unaudited)

                                USAA Life VA   USAA Life VA  USAA Life VA  USAA Life VA   USAA Life VA   USAA Life VA  USAA Life VA
                                Money Market      Income      Growth and   World Growth    Diversified    Aggressive   International
                                    Fund           Fund      Income Fund       Fund        Assets Fund    Growth Fund*      Fund*
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
NET INVESTMENT INCOME:
  Income (net of foreign taxes
   withheld of $0, $0, $2, $39,
   $0, $0, and $7 respectively):
     Dividends                  $          -  $         121  $        650  $        325   $        290   $          2  $         50
     Interest                            389            784            46            66            498             42            44
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
  Total Income                           389            905           696           391            788             44            94
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
 Expenses:
  Advisory fees                           14             24            60            37             35             20            19
  Administrative fees                      5              5             5             5              5              -             -
  Custodian's fees                        20             22            25            52             23              9            18
  Postage                                  -              -             1             1              1              -             -
  Shareholder reporting fees               1              2             4             2              2              1             1
  Trustees' fees                           2              2             2             2              2              1             1
  Audit fees                              12             12            12            12             12              5             5
  Legal fees                               9              9             9             9              9              2             2
  Other                                    1              1             1             3              1              -             1
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------

   Total expenses before
    reimbursement                         64             77           119           123             90             38            47
  Expenses reimbursed                    (39)           (35)          (15)           (2)           (29)           (12)          (16)

                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
   Total expenses after
    reimbursement                         25             42           104           121             61             26            31
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
    Net investment income                364            863           592           270            727             18            63
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
  Net realized gain (loss)
   on:
   Investments                             -            (53)        1,829         1,756            326             62            39
   Foreign currency
    transactions                           -              -             -            (7)             -              -             -
  Change in net unrealized
   appreciation/depreciation
   of:
   Investments                             -            (96)        7,131         3,115          2,771          2,947           978
   Translation of assets and
    liabilities in foreign
    currencies                             -              -             -             -               -             -            (1)

                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
     Net realized and
      unrealized gain (loss)               -           (149)        8,960         4,864          3,097          3,009         1,016
                                ------------   ------------  ------------  ------------   ------------   ------------  ------------
 Increase in net assets
  resulting from operations     $        364   $        714  $      9,552  $      5,134   $      3,824   $      3,027  $      1,079
                                ============   ============  ============  ============   ============   ============  ============

* Funds commenced operations May 1, 1997.
  See accompanying "Notes to Financial Statements" on page B-62.

                                                     1997 SEMIANNUAL REPORT B-59

                          USSA LIFE INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)        Six-month period ended June 30, 1997
                        and Year ended December 31, 1996      (Unaudited)


                                                USAA Life VA                USAA Life VA                USAA Life VA
                                             Money Market Fund              Income Fund            Growth and Income Fund
                                         ------------------------      -----------------------    -------------------------
                                           6/30/97      12/31/96         6/30/97     12/31/96        6/30/97     12/31/96
                                         ----------    ----------      ----------   ----------    -----------   -----------
From operations:
  Net investment income                  $      364    $      584      $      863   $    1,956    $       592   $       916
  Net realized gain (loss) on:
   Investments                                    -             -             (53)        (480)         1,829         1,524
   Foreign currency transactions                  -             -               -            -              -             -
  Change in net unrealized appreciation/
    depreciation of:
   Investments                                    -             -             (96)      (1,063)         7,131         6,662
   Foreign currency translations                  -             -                -           -              -             -
                                         ----------    ----------      ----------   ----------    -----------   -----------
   Increase in net assets resulting
    from operations                             364           584             714          413          9,552         9,102
                                         ----------    ----------      ----------   ----------    -----------   -----------

Distributions to shareholders from:
  Net investment income                        (364)         (584)            (74)      (1,883)             -          (914)
                                         ----------    ----------      ----------   ----------    -----------   -----------
  Net realized gains                              -             -               -            -           (358)       (1,166)
                                         ----------    ----------      ----------   ----------    -----------   -----------
From capital share transactions:
  Proceeds from shares sold                  32,746        62,988           1,677        7,926         18,652        20,120
  Shares issued for dividends reinvested        364           584              74        1,883            358         2,080
  Cost of shares redeemed                   (29,474)      (60,129)         (1,845)     (10,113)       (16,920)       (2,051)
                                         ----------    ----------      ----------   ----------    -----------   -----------
  Increase (decrease) in net assets from
  capital share transactions                  3,636         3,443             (94)        (304)         2,090        20,149
                                         ----------     ----------      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets         3,636         3,443             546       (1,774)        11,284        27,171
Net assets:
  Beginning of period                        11,245         7,802          24,049       25,823         55,932        28,761
                                         ----------     ----------      ----------   ----------    -----------   -----------
  End of period                          $   14,881     $   11,245      $   24,595   $   24,049    $    67,216   $    55,932
                                         ==========    ==========      ==========   ==========    ===========   ===========
Undistributed net investment income
 included in net assets:
  Beginning of period                    $        -    $        -      $       73   $        -    $         2   $         -
                                         ==========    ==========      ==========   ==========    ===========   ===========
  End of period                          $       -     $        -      $      862   $       73    $       594   $         2
                                         ==========    ==========      ==========   ==========    ===========   ===========
Change in shares outstanding:
  Shares sold                                32,746        62,988             158          725          1,167         1,440
  Shares issued for dividends reinvested        364           584               7          178             22           137
  Shares redeemed                           (29,474)      (60,129)           (174)        (897)        (1,061)         (146)
                                         ----------    ----------      ----------   ----------    -----------   -----------
  Increase (decrease) in shares
   outstanding                                3,636         3,443              (9)           6            128         1,431
                                         ==========    ==========      ==========   ==========    ===========   ===========

*Funds commenced operations May 1, 1997.

 See accompanying "Notes to Financial Statements" on page B-62.

B-60 SEMIANNUAL 1997

                          USAA LIFE INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS


       (In Thousands)        Six-month period ended June 30, 1997 and Year ended December 31, 1996  (Unaudited)

                                                                                              USAA Life VA        USAA Life VA
                                    USAA Life VA                  USAA Life VA                 Aggressive        International
                                  World Growth Fund           Diversified Assets Fund          Growth Fund*           Fund*
                              -------------------------     ----------------------------       ------------       -------------
                                6/30/97      12/31/96         6/30/97      12/31/96             6/30/97             6/30/97
                              ----------   ------------     -----------   --------------       ------------       -------------
From operations:
 Net investment income        $      270   $        451     $       727   $        1,375       $         18       $          63
 Net realized gain (loss)
  on:
  Investments                      1,756          1,771             326            1,197                 62                  39
  Foreign currency
   transactions                       (7)            (2)              -                -                  -                   -
 Change in net unrealized
  appreciation/depreciation of:
  Investments                      3,115          3,623           2,771            1,737              2,947                 978
  Foreign currency
   translations                        -              -               -                -                  -                  (1)
                              ----------   ------------     -----------   --------------       ------------       -------------
 Increase in net assets
  resulting from operations        5,134          5,843           3,824            4,309              3,027               1,079
                              ----------   ------------     -----------   --------------       ------------       -------------

Distributions to
  shareholders from:
 Net investment income               (48)          (449)              -           (1,372)                 -                   -
                              ----------   ------------     -----------   --------------       ------------       -------------
 Net realized gains                 (347)        (1,428)           (955)            (234)                 -                   -
                              ----------   ------------     -----------   --------------       ------------       -------------
From capital share
  transactions:
 Proceeds from shares sold         5,084          7,927            7,041           8,615             35,572              20,758
 Shares issued for
  dividends reinvested               394          1,876              955           1,606                  -                   -
 Cost of shares redeemed         (11,003)          (940)          (1,117)         (8,845)                (4)                (10)
                              ----------   ------------     -----------   --------------       ------------       -------------
   Increase (decrease) in
    net assets from capital
    share transactions            (5,525)         8,863           6,879            1,376             35,568              20,748
                              ----------   ------------     -----------   --------------       ------------       -------------
 Net increase (decrease) in
  net assets                        (786)        12,829           9,748            4,079             38,595              21,827
 Net assets:
  Beginning of period             37,535         24,706          30,390           26,311                  -                   -
                              ----------   ------------     -----------   --------------       ------------       -------------
  End of period               $   36,749   $     37,535     $    40,138   $       30,390       $     38,595       $      21,827
                              ==========   ============     ===========   ==============       ============       =============
 Undistributed net investment
   income included in net
   assets:
  Beginning of period         $       48   $          -     $         3   $            -       $          -       $           -
                              ==========   ============     ===========   ==============       ============       =============
  End of period               $      263   $         48     $       730   $            3       $         18       $          63
                              ==========   ============     ===========   ==============       ============       =============
 Change in shares
   outstanding:
  Shares sold                        380            642             525              679              3,459               2,039
  Shares issued for dividends
   reinvested                         29            147              71              123                  -                   -
  Shares redeemed                   (819)           (75)            (83)            (655)                 -                  (1)
                              ----------   ------------     -----------   --------------       ------------       -------------
   Increase (decrease) in
    shares outstanding              (410)           714             513              147              3,459               2,038
                              ==========   ============     ===========   ==============       ============       =============



                                                     1997 SEMIANNUAL REPORT B-61

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS


                                                       JUNE 30, 1997 (Unaudited)

1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of seven separate funds. The USAA Life VA Aggressive Growth and International Funds commenced operations May 1, 1997 with an initial investment from USAA Life Insurance Company (USAA Life). USAA Life is a wholly owned subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution.

The investment objectives of the Funds are as follows:

USAA LIFE VA MONEY MARKET FUND: Highest level of current income consistent with preservation of capital and maintenance of liquidity.

USAA Life VA Income Fund: Maximum current income without undue risk to principal.

USAA LIFE VA GROWTH AND INCOME FUND:  Capital growth and current income.

USAA LIFE VA WORLD GROWTH FUND:  Long-term capital appreciation

USAA LIFE VA DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE VA AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE VA INTERNATIONAL FUND: Primary objective is capital appreciation. Current income is a secondary objective.

Shares of the Funds currently are offered only to the Separate Account of USAA Life Insurance Company (the Separate Account) to serve as the funding medium for certain variable annuity contracts offered by USAA Life.

A.  SECURITY VALUATION

The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Life VA Money Market Fund are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment advisor under the general supervision of the Board of Trustees.

B.  FEDERAL TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Account and USAA Life. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications have been made on the statement of assets and liabilities of the USAA Life VA World Growth Fund at December 31, 1996 to increase accumulated undistributed net investment income by $47,807 and to decrease accumulated net realized gain on investments by $47,807.

C.  INVESTMENTS IN SECURITIES

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D.  FOREIGN CURRENCY TRANSLATIONS

The assets of the USAA Life VA World Growth, Aggressive Growth, and International Funds may be invested in the securities of foreign issuers. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

B-62 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (CONTINUED)          JUNE 30, 1997 (UNAUDITED)

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/ depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/ losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2)  DISTRIBUTIONS
USAA LIFE VA MONEY MARKET FUND

Net investment income is accrued daily as dividends and distributed monthly to its shareholder, the Separate Account. All net investment income available for distribution was distributed at June 30, 1997. Distributions of realized gains from security transactions not offset by capital losses are made annually or as otherwise required to avoid the payment of federal taxes.

USAA LIFE VA INCOME, USAA LIFE VA GROWTH AND INCOME, USAA LIFE VA WORLD GROWTH, USAA LIFE VA DIVERSIFIED ASSETS, USAA LIFE VA AGGRESSIVE GROWTH, AND USAA LIFE VA INTERNATIONAL FUNDS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Account and USAA Life, annually or as otherwise required to avoid the payment of federal taxes. At December 31, 1996, the USAA Life VA Income Fund had a capital loss carryover for federal income tax purposes of approximately $480,000 which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely that the Board of Trustees of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

3) INVESTMENT TRANSACTIONS

Purchases and sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 1997 were as follows:

                     USAA Life VA  USAA Life VA    USAA Life VA    USAA Life VA    USAA Life VA     USAA Life VA
                       Income       Growth and        World        Diversified      Aggressive     International
                        Fund       Income Fund     Growth Fund     Assets Fund     Growth Fund         Fund
                     ------------  ------------    ------------    ------------    ------------    -------------
Purchases            $5,964,626     $8,886,790      $7,021,463     $10,433,659     $32,875,181     $19,332,821
Sales/Maturities     $4,036,201     $6,200,832     $12,538,027      $3,763,573        $607,248        $602,208

Purchases and sales/maturities of securities for the six-month period ended June
30, 1997 for the USAA Life VA Money Market Fund were $86,744,851 and
$83,765,003, respectively.

Gross unrealized appreciation and depreciation of investments as of June 30, 1997 was as follows:

                     USAA Life VA  USAA Life VA    USAA Life VA    USAA Life VA    USAA Life VA     USAA Life VA
                       Income       Growth and        World        Diversified      Aggressive     International
                        Fund       Income Fund     Growth Fund     Assets Fund     Growth Fund         Fund
                     ------------  ------------    ------------    ------------    ------------    -------------
Appreciation         $1,478,795     $19,027,553    $9,659,620      $8,557,468      $3,725,519       $1,305,003
Depreciation            (21,513)       (115,103)     (689,695)        (94,776)       (778,220)        (326,706)
                     ------------  ------------    ------------    ------------    ------------    -------------
Net                  $1,457,282     $18,912,450    $8,969,925      $8,462,692      $2,947,299       $  978,297
                     ============  ============    ============    ============    ============    =============

4)  FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life VA World Growth and International Funds currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds foregoing the opportunity for potential profit.

                                                     1997 SEMIANNUAL REPORT B-63

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (CONTINUED)             JUNE 30, 1997 (UNAUDITED)

At June 30, 1997, the terms of open foreign currency contracts were as follows (in thousands):

USAA LIFE VA WORLD GROWTH FUND:

                                    U.S. Dollar                          U.S. Dollar
                                       Value                                Value      Unrealized
Exchange        Currency to be         as of         Currency to be         as of     Appreciation
 Date              Delivered          6/30/97           Received           6/30/97   (Depreciation)
--------       ---------------      -----------   ---------------------  ----------- --------------
7/01/97        33  U.S. Dollar         $ 33       44  Australian Dollar     $ 33         $  -
7/01/97        18  U.S. Dollar           18       11  British Pound           18            -
7/01/97         6  U.S. Dollar            6       10  Deutsche Mark            6            -
7/01/97         1  U.S. Dollar            1    1,023  Korean Won               1            -
7/01/97        16  U.S. Dollar           16       23  Singapore Dollar        16            -
7/01/97        53  U.S. Dollar           53    7,755  Spanish Peseta          53            -
7/01/97        15  U.S. Dollar           15       22  Swiss Franc             15            -
7/01/97        64  Brazilian Real        59       59  U.S. Dollar             59            -
7/01/97    12,746  Indonesian Rupiah      5        5  U.S. Dollar              5            -
7/02/97        55  U.S. Dollar           55       33  British Pound           55            -
7/02/97        37  U.S. Dollar           37       22  British Pound           37            -
7/02/97        41  U.S. Dollar           41       80  Dutch Guilder           41            -
7/02/97         1  U.S. Dollar            1        4  Swedish Krona            1            -
7/02/97        15  U.S. Dollar           15       22  Swiss Franc             15            -
7/02/97     1,593  Indonesian Rupiah      1        1  U.S. Dollar              1            -
7/03/97        92  U.S. Dollar           92       55  British Pound           92            -
7/03/97         1  U.S. Dollar            1       11  Swedish Krona            1            -
7/03/97     9,605  Indonesian Rupiah      4        4  U.S. Dollar              4            -
7/07/97        92  U.S. Dollar           92    1,108  Austrian Schilling      90           (2)
7/07/97         8  U.S. Dollar            8       91  Austrian Schilling       8            -
7/07/97         7  U.S. Dollar            7       86  Austrian Schilling       7            -
7/07/97         1  U.S. Dollar            1       13  Austrian Schilling       1            -
7/07/97     4,832  Indonesian Rupiah      2        2  U.S. Dollar              2            -
7/07/97     4,817  Indonesian Rupiah      2        2  U.S. Dollar              2            -
                                    -----------                          ----------- --------------
                                       $565                                 $563         $ (2)
                                    ===========                          =========== ==============
USAA LIFE VA INTERNATIONAL FUND:

                                    U.S. Dollar                          U.S. Dollar
                                       Value                                Value      Unrealized
Exchange        Currency to be         as of         Currency to be         as of     Appreciation
 Date              Delivered          6/30/97           Received           6/30/97   (Depreciation)
--------       ---------------      -----------   ---------------------  ----------- --------------
7/01/97        6   U.S. Dollar          $ 6       10  Deutsche Mark          $ 6         $  -
7/01/97      133   U.S. Dollar          133   19,387  Spanish Peseta         132           (1)
7/01/97       18   U.S. Dollar           18       11  British Pound           18            -
7/01/97       64   Brazilian Real        59       59  U.S. Dollar             59            -
7/02/97       15   U.S. Dollar           15       22  Swiss Franc             15            -
7/02/97       55   U.S. Dollar           55       33  British Pound           55            -
7/02/97       31   U.S. Dollar           31       19  British Pound           31            -
7/02/97       27   U.S. Dollar           27       53  Dutch Guilder           27            -
7/02/97        1   U.S. Dollar            1        3  Swedish Krona            1            -
7/03/97       15   U.S. Dollar           15       22  Swiss Franc             15            -
7/03/97       79   U.S. Dollar           79       48  British Pound           79            -
7/03/97        1   U.S. Dollar            1        9  Swedish Krona            1            -
7/07/97        7   U.S. Dollar            7       81  Austrian Schilling       7            -
7/07/97        1   U.S. Dollar            1       11  Austrian Schilling       1            -
7/07/97        6   U.S. Dollar            6       77  Austrian Schilling       6            -
7/15/97      201   U.S. Dollar          201    7,208  Belgian Franc          200           (1)
                                    -----------                          ----------- --------------
                                       $655                                 $653         $ (2)
                                    ===========                          =========== ==============

5)  TRANSACTIONS WITH AFFILIATES

A.  ADVISORY FEES
The investment policies of the Funds and management of the Funds' portfolios are carried out by USAA Investment Management Company (USAA IMCO). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .50% of the monthly average net assets of the USAA Life VA Aggressive Growth Fund, .65% of the monthly average net assets of the USAA Life VA International Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

B.  ADMINISTRATIVE FEES
As outlined in the Underwriting and Administrative Services Agreement (Underwriting Agreement) by and between USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide services.

C.  EXPENSES REIMBURSED
Pursuant to the Underwriting Agreement, USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life VA World Growth Fund, .70% of the monthly average net assets of the USAA Life VA Aggressive Growth Fund, 1.10% of the monthly average net assets of the USAA Life VA International Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory fees discussed above. The Underwriting Agreement is terminable by any party hereto upon 60 days notice to the other parties.

D.  UNDERWRITING AND DISTRIBUTION AGREEMENT
The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. USAA IMCO receives no commissions or fees for this service.

B-64 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (CONTINUED)                      JUNE 30, 1997 (UNAUDITED)


E.  BROKERAGE SERVICES
USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the Funds. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended June 30, 1997 for the USAA Life VA Growth and Income and USAA Life VA Aggressive Growth Funds were $200 and $1,092, respectively.

F.  SHARE OWNERSHIP
At June 30, 1997, USAA Life owned 1,810,828 shares (79.5%) of the USAA Life VA Income Fund, 1,222,605 shares (31.8%) of the USAA Life VA Growth and Income Fund, 1,431,615 shares (56.6%) of the USAA Life VA World Growth Fund, 1,641,084 shares (57.4%) of the USAA Life VA Diversified Assets Fund, 3,404,140 shares (98.4%) of the USAA Life VA Aggressive Growth Fund, and 1,966,194 shares (96.5%) of the USAA Life VA International Fund. All other shares are owned by the Separate Account.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                                                     1997 SEMIANNUAL REPORT B-65

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (CONTINUED)                      JUNE 30, 1997 (UNAUDITED)


6)  FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               USAA Life VA                           USAA Life VA                        USAA Life VA
                             Money Market Fund                        Income Fund                    Growth and Income Fund
                    ------------------------------------  ------------------------------------ ------------------------------------
                      Six-Month                             Six-Month                            Six-Month
                    Period Ended  Year Ended December 31, Period Ended  Year Ended December 31, Period Ended Year Ended December 31,
                    June 30, 1997      1996       1995*   June 30, 1997     1996      1995*    June 30, 1997     1996      1995*
                    ------------- ---------- -----------  ------------- --------   ----------- ------------- --------   -----------
Net asset value at
  beginning of period    $  1.00    $  1.00    $  1.00      $ 10.51      $ 11.32     $ 10.00      $ 15.06    $ 12.60   $ 10.00
Net investment income        .03        .05(b)     .06(b)       .38          .92         .78(b)       .15        .26       .34(b)
Net realized and
  unrealized gain (loss)       -          -          -         (.07)        (.84)       1.61         2.39       2.79      2.83
Distributions of
  net investment income     (.03)      (.05)      (.06)        (.03)        (.89)       (.76)           -       (.26)     (.30)
 Distributions of
   realized capital gains      -          -          -            -            -        (.31)        (.10)      (.33)     (.27)
                         -------    -------    -------      -------      -------     -------      -------    -------   -------
Net asset value at
  end of period          $  1.00    $  1.00    $  1.00      $ 10.79      $ 10.51     $ 11.32      $ 17.50    $ 15.06   $ 12.60
                         =======    =======    =======      =======      =======     =======      =======    =======   =======
     Total return (%)***    2.58       5.25       5.69         2.98          .67       23.88        16.88      24.13     31.72
 Net assets at end
   of period (000)       $14,881    $11,245    $ 7,802      $24,595      $24,049     $25,823      $67,216    $55,932   $28,761
Ratio of expenses to
   average net assets (%)    .35(a)(c)  .35(c)     .35(a)(c)    .35(a)(c)    .35(c)      .35(a)(c)    .35(a)(c)  .35(c)    .35(a)(c)

Ratio of net investment
   income to average net
   assets (%)               5.17(a)(c) 5.10(c)    5.55(a)(c)   7.24(a)(c)   6.99(c)     7.07(a)(c)   1.98(a)(c) 2.25(c)   2.82(a)(c)

Portfolio turnover (%)         -          -          -        17.21        97.74       55.08        10.63      14.55     17.73
Average commission rate
   paid per share+             -          -          -      $ .0500      $ .0500     $ .0400      $ .0498    $ .0490   $ .0489
------------------------------------------------------------------------------------------------------------------------------------
*   Funds commenced operations January 5, 1995.
**  Funds commenced operations May 1, 1997.
*** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.

+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Calculated using weighted average shares.

(c) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA
    Life. Absent such reimbursements the Funds' ratios would have been:

Ratio of expenses to
 average net assets (%)      .90(a)    1.24       2.29(a)       .64(a)       .65         .65(a)       .40(a)     .53       .66(a)
Ratio of net investment
 income to average net
  assets (%)                4.62(a)    4.21       3.61(a)      6.95(a)      6.69        6.77(a)      1.93(a)    2.07      2.51(a)

B-66 SEMIANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (CONTINUED)                      JUNE 30, 1997 (UNAUDITED)


                                         USAA Life VA                                 USAA Life VA
                                      World Growth Fund                          Diversified Assets Fund
                          ---------------------------------------       ---------------------------------------
                             Six-Month                                     Six-Month
                          Period Ended     Year Ended December 31,      Period Ended     Year Ended December 31,
                          June 30, 1997      1996       1995*           June 30, 1997       1996      1995*
                          -------------    ---------- -----------       -------------    --------   -----------
Net asset value at
 beginning of period      $ 12.77          $ 11.10    $ 10.00           $ 12.95          $ 11.96    $ 10.00
Net investment income         .11              .18        .17(b)            .26              .62        .55(b)
Net realized and
 unrealized gain (loss)      1.81             2.16       1.79              1.17             1.10       2.08
Distributions of
 net investment income       (.02)            (.16)      (.16)                -             (.62)      (.53)
Distributions of
 realized capital gains      (.14)            (.51)      (.70)             (.35)            (.11)      (.14)
                          -------          -------    -------           -------          -------    -------
Net asset value at
 end of period            $ 14.53          $ 12.77    $ 11.10           $ 14.03          $ 12.95    $ 11.96
                          =======          =======    =======           =======          =======    =======
    Total return (%)***     15.09            21.12      19.55             11.16            14.30      26.33
Net assets at end
 of period (000)          $36,749          $37,535    $24,706           $40,138          $30,390    $26,311
Ratio of expenses to
 average net assets (%)       .65(a)(c)        .65(c)     .65((a)(c)        .35(a)(c)        .35(c)     .35(a)(c)
Ratio of net investment
 income to average
 net assets (%)              1.44(a)(c)       1.45(c)    1.55(a)(c)        4.19(a)(c)       4.46(c)    4.93(a)(c)
Portfolio turnover (%)      19.90            57.66      78.86             11.09            43.75      58.87
Average commission rate
 paid per share+          $ .0055          $ .0006    $ .0076           $ .0574          $ .0471    $ .0482


                                USAA Life VA      USAA Life VA
                                  Aggressive      International
                                 Growth Fund          Fund
                                -------------     -------------
                                  Two-Month         Two-Month
                                Period Ended      Period Ended
                                June 30, 1997**   June 30, 1997**
                                -------------     -------------
Net asset value at
 beginning of period            $ 10.00           $ 10.00
Net investment income               .01(b)            .05(b)
Net realized and
 unrealized gain (loss)            1.15               .66
Distributions of
 net investment income                -                 -
Distributions of
 realized capital gains               -                 -
                                -------           -------
Net asset value at
 end of period                  $ 11.16           $ 10.71
                                =======           =======
    Total return (%)***           11.60              7.10
Net assets at end
 of period (000)                $38,595           $21,827
Ratio of expenses to
 average net assets (%)             .70(a)(c)        1.10(a)(c)
Ratio of net investment income
 to average net assets (%)          .46(a)(c)        2.19(a)(c)
Portfolio turnover (%)             3.24              4.99
Average commission rate
 paid per share+                $ .0475           $ .0085
------------------------------------------------------------------------------------------------------------------------------------
*   Funds commenced operations January 5, 1995.
**  Funds commenced operations May 1, 1997.
*** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.

+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Calculated using weighted average shares.

(c) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA
    Life. Absent such reimbursements the Funds' ratios would have been:

Ratio of expenses to
 average net assets (%)      .66(a)     .82        .87(a)       .52(a)       .61         .64(a)      1.01(a)    1.66(a)
Ratio of net investment
 income to average net
  assets (%)                1.43(a)    1.28       1.33(a)      4.02(a)      4.20        4.64(a)       .15(a)    1.63(a)

                                                     1997 SEMIANNUAL REPORT B-67

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INSURANCE COMPANY

                     To discuss your investment strategy,

                the Variable Annuity's features or performance,

                   call an Account Representative toll free

                     Monday-Friday 7:15 a.m. to 8:00 p.m.

                                1-800-531-4440

                           (456-9050 in San Antonio)

                -----------------------------------------------

               If you wish to discuss your particular contract,

   transfer money from one fund account to another or select a payout option call a Service Representative toll free,

                        Monday-Friday 8 a.m. to 5 p.m.

                                1-800-531-4265

                -----------------------------------------------

                       For variable annuity unit values

                         call our recorded QUOTELINE,

                         24-hours a day, 7 days a week

                                1-800-531-8233

                           (498-6860 in San Antonio)



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                          USAA Life Insurance Company
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

                Copyright (C) 1997, USAA. All rights reserved.